UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197 (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2020

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Municipal Bond Fund

Loomis Sayles Investment Grade Bond Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Elaine M. Stokes	Class N LSHNX

Todd P. Vandam, CFA®	Class Y NEHYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

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Average Annual Total Returns — June 30, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)
NAV	-4.39%	-1.90%	3.34%	5.79%	—	0.93%	0.75%

Class A (Inception 2/22/84)
NAV	-4.27	-2.14	3.07	5.54	—	1.18	1.00
With 4.25% Maximum Sales Charge	-8.37	-6.32	2.18	5.07	—

Class C (Inception 3/2/98)
NAV	-4.85	-2.89	2.28	4.73	—	1.93	1.75
With CDSC[1]	-5.77	-3.82	2.28	4.73	—

Class N (Inception 11/30/16)
NAV	-4.13	-1.85	—	—	3.80	0.82	0.70

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	-3.80	0.03	4.79	6.68	4.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols

Dawn Mangerson	Class A MIMAX

James Grabovac, CFA®	Class C MIMCX

Lawrence Jones	Class Y MIMYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

3  |

Average Annual Total Returns — June 30, 20204

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	1.27%	3.35%	3.14%	2.61%	1.61%	0.46%

Class A (Inception 12/31/12)[1]
NAV	1.24	3.10	2.88	2.32	1.85	0.71
With 3.00% Maximum Sales Charge	-1.78	0.00	2.25	1.90

Class C (Inception 12/31/12)[1]
NAV	0.88	2.34	2.12	1.57	2.61	1.46
With CDSC[2]	-0.12	1.34	2.12	1.57

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	2.08	4.45	3.93	3.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Bloomberg Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	LIGRX

Brian P. Kennedy	Class C	LGBCX

Elaine M. Stokes	Class N	LGBNX

Loomis, Sayles & Company, L.P.	Class Y	LSIIX

	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

5  |

Average Annual Total Returns — June 30, 20203

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/31/96)
NAV	5.59%	8.31%	4.76%	5.11%	—	0.56%	0.51%

Class A (Inception 12/31/96)
NAV	5.47	8.05	4.50	4.84	—	0.81	0.76
With 4.25% Maximum Sales Charge	1.01	3.45	3.60	4.39	—

Class C (Inception 9/12/03)
NAV	5.06	7.23	3.70	4.06	—	1.56	1.51
With CDSC[1]	4.06	6.23	3.70	4.06	—

Class N (Inception 2/1/13)
NAV	5.62	8.37	4.84	—	3.74	0.47	0.46

Admin Class (Inception 2/1/10)
NAV	5.36	7.80	4.26	4.60	—	1.06	1.01

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[2]	7.21	10.02	4.74	4.13	3.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, US dollar denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2020 through June 30, 2020. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$957.30	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02
Class C
Actual	$1,000.00	$951.50	$8.49
Hypothetical (5% return before expenses)	$1,000.00	$1,016.16	$8.77
Class N
Actual	$1,000.00	$958.70	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class Y
Actual	$1,000.00	$956.10	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 1.75%, 0.70% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$1,012.40	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class C
Actual	$1,000.00	$1,008.80	$7.24
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27
Class Y
Actual	$1,000.00	$1,012.70	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2020	ENDING ACCOUNT VALUE 6/30/2020	EXPENSES PAID DURING PERIOD* 1/1/2020 – 6/30/2020
Class A
Actual	$1,000.00	$1,054.70	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.82
Class C
Actual	$1,000.00	$1,050.60	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.57
Class N
Actual	$1,000.00	$1,056.20	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.31
Class Y
Actual	$1,000.00	$1,055.90	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.56
Admin Class
Actual	$1,000.00	$1,053.60	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.76%, 1.51%, 0.46%, 0.51% and 1.01% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Loomis Sayles Intermediate Municipal Bond Fund’s sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for

11 |

various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings. These updates have increased in frequency during the COVID-19 crisis.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2020. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

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The Board noted that, through December 31, 2019, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	70%	62%	80%
Loomis Sayles Intermediate Municipal Bond Fund	50%	46%	55%
Loomis Sayles Investment Grade Bond Fund	61%	11%	70%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that more recent performance of the Loomis Sayles Intermediate Municipal Bond Fund has been stronger relative to its category; and (3) that the Loomis Sayles Investment Grade Bond Fund’s mid-term performance was strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the COVID-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional

13 |

resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for a Fund under their respective expense limitation agreements. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Investment Grade Bond Fund on all share classes, effective as of July 1, 2020.

The Trustees noted that each of Loomis Sayles High Income Fund and Loomis Sayles Investment Grade Bond Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles High Income Fund; (2) Loomis Sayles High Income Fund had an expense limitation reduction last year that was not fully captured in the comparison data; and (3) management had proposed to further reduce the expense limitation of Loomis Sayles Investment Grade Bond Fund, which had also been reduced last year.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Loomis Sayles Investment Grade Bond Fund has a breakpoint in its advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Investment Grade Bond Fund. In considering these issues, the Trustees also took note of

| 14

the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events, including but not limited to the COVID-19 crisis, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2021.

15 |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on December 1, 2018 and ending December 31, 2019 (including updates through June 30, 2020)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Loomis Sayles High Income Fund and the Loomis Sayles Investment Grade Bond Fund have established an HLIM.

During the period from December 1, 2018 to December 31, 2019, there were no material changes to the Program and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

During the period January 1, 2020 through June 30, 2020, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board has been implemented effectively. The Program Administrator has also monitored, assessed and managed each Fund’s liquidity risk regularly and has determined that the Program is operating effectively.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

| 16

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.9% of Net Assets
Non-Convertible Bonds — 88.8%
	ABS Car Loan — 0.1%
$100,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$96,734

	ABS Home Equity — 0.1%
147,019	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.524%, 9/19/2045(a)	107,331

	Aerospace & Defense — 4.7%
20,000	Boeing Co. (The), 3.250%, 2/01/2035	18,236
55,000	Boeing Co. (The), 3.375%, 6/15/2046	45,596
45,000	Boeing Co. (The), 3.500%, 3/01/2039	40,080
20,000	Boeing Co. (The), 3.550%, 3/01/2038	18,214
25,000	Boeing Co. (The), 3.625%, 3/01/2048	21,968
5,000	Boeing Co. (The), 3.650%, 3/01/2047	4,342
30,000	Boeing Co. (The), 3.750%, 2/01/2050	26,936
535,000	Boeing Co. (The), 5.150%, 5/01/2030	596,541
535,000	Boeing Co. (The), 5.805%, 5/01/2050	631,827
640,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	448,000
360,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	247,608
135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	119,543
25,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	22,125
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	739,110
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	482,224
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	58,200
175,000	Signature Aviation U.S. Holdings, Inc., 4.000%, 3/01/2028, 144A	158,156
295,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	238,213
365,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	359,981
945,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	942,656
70,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	50,400

		5,269,956

	Airlines — 0.4%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	17,400
205,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	194,174
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A(b)	153,524
200,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A(b)	56,632

		421,730

	Automotive — 5.0%
145,000	American Axle & Manufacturing, Inc., 6.250%, 4/01/2025	142,463
260,000	Clarios Global LP/Clarios U.S. Finance Co.., 8.500%, 5/15/2027, 144A	261,287
170,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	172,550
20,000	Dana, Inc., 5.625%, 6/15/2028	19,854
255,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	273,806
685,000	Ford Motor Co., 8.500%, 4/21/2023	724,387
1,510,000	Ford Motor Co., 9.000%, 4/22/2025	1,634,122
200,000	Ford Motor Credit Co. LLC, 3.219%, 1/09/2022	194,542

17 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	$196,042
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	189,500
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	194,366
200,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	190,436
65,000	General Motors Co., 5.000%, 4/01/2035	64,927
70,000	General Motors Co., 5.150%, 4/01/2038	67,093
450,000	General Motors Co., 6.250%, 10/02/2043	478,203
150,000	General Motors Co., 6.750%, 4/01/2046	163,388
90,000	General Motors Co., 6.800%, 10/01/2027	104,873
150,000	General Motors Financial Co., Inc., 3.700%, 5/09/2023	154,152
180,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	186,210
10,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	10,442
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	107,123

		5,529,766

	Banking — 1.3%
505,000	Ally Financial, Inc., 5.750%, 11/20/2025	540,370
400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	371,596
265,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	279,245
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	201,626

		1,392,837

	Building Materials — 2.0%
260,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028, 144A	252,660
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	249,100
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	224,825
445,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	453,900
360,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	345,600
160,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	153,600
565,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	557,938

		2,237,623

	Cable Satellite — 5.3%
350,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	347,676
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	79,023
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	234,600
165,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	167,063
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	322,305
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	194,237
605,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	599,706
775,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	752,804
150,000	DISH DBS Corp., 7.375%, 7/01/2028, 144A	150,185
415,000	DISH DBS Corp., 7.750%, 7/01/2026	439,900
600,000	Sirius XM Radio, Inc., 4.125%, 7/01/2030, 144A	593,376
1,000,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,040,170
235,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	235,049
225,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	219,985

See accompanying notes to financial statements.	| 18

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$536,000	Ziggo BV, 5.500%, 1/15/2027, 144A	$542,732

		5,918,811

	Chemicals — 2.3%
250,000	Chemours Co. (The), 5.375%, 5/15/2027	225,922
50,000	Chemours Co. (The), 7.000%, 5/15/2025	47,797
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,476,342
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	127,400
20,000	Methanex Corp., 5.250%, 12/15/2029	17,644
230,000	Methanex Corp., 5.650%, 12/01/2044	181,194
185,000	Olin Corp., 5.000%, 2/01/2030	163,725
65,000	Olin Corp., 5.125%, 9/15/2027	60,775
5,000	Olin Corp., 5.625%, 8/01/2029	4,600
200,000	PolyOne Corp., 5.750%, 5/15/2025, 144A	205,750

		2,511,149

	Construction Machinery — 0.3%
280,000	United Rentals North America, Inc., 4.625%, 10/15/2025	281,400

	Consumer Cyclical Services — 4.4%
335,000	Expedia Group, Inc., 3.250%, 2/15/2030	312,335
405,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	431,436
205,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	213,088
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	395,850
10,000	QVC, Inc., 4.450%, 2/15/2025	9,803
10,000	QVC, Inc., 4.850%, 4/01/2024	10,066
135,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	135,027
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	378,770
300,000	Staples, Inc., 7.500%, 4/15/2026, 144A	235,725
410,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	411,025
2,315,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	2,355,512

		4,888,637

	Consumer Products — 0.4%
115,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	118,450
65,000	Newell Brands, Inc., 4.875%, 6/01/2025	68,074
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	172,375
85,000	Valvoline, Inc., 4.375%, 8/15/2025, 144A	85,425

		444,324

	Diversified Manufacturing — 0.5%
200,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	200,000
155,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	163,235
215,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	227,363

		590,598

	Electric — 2.0%
125,000	AES Corp. (The), 5.125%, 9/01/2027	129,688
150,000	AES Corp. (The), 6.000%, 5/15/2026	155,812

19 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$720,000	Calpine Corp., 5.125%, 3/15/2028, 144A	$705,600
602,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	683,998
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	36,750
80,000	NRG Energy, Inc., 5.750%, 1/15/2028	84,400
140,000	PG&E Corp., 5.000%, 7/01/2028	139,958
135,000	PG&E Corp., 5.250%, 7/01/2030	135,770
160,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	126,400

		2,198,376

	Finance Companies — 3.6%
180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	188,731
120,000	Navient Corp., 5.000%, 3/15/2027	100,800
465,000	Navient Corp., 6.500%, 6/15/2022	456,863
320,000	Navient Corp., 6.750%, 6/25/2025	305,200
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	294,525
1,355,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	1,398,197
15,000	Springleaf Finance Corp., 5.375%, 11/15/2029	14,025
10,000	Springleaf Finance Corp., 6.625%, 1/15/2028	9,900
700,000	Springleaf Finance Corp., 7.125%, 3/15/2026	724,493
120,000	Springleaf Finance Corp., 8.875%, 6/01/2025	128,286
405,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	328,852

		3,949,872

	Financial Other — 1.9%
230,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	216,246
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,273,800
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	114,000
175,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	179,585
330,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	348,767

		2,132,398

	Food & Beverage — 2.6%
45,000	Aramark Services, Inc., 4.750%, 6/01/2026	43,312
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	61,750
165,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	170,384
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	334,125
495,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	485,664
545,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	554,982
275,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	289,742
10,000	Kraft Heinz Foods Co., 5.200%, 7/15/2045	10,845
75,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050, 144A	79,947
70,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	74,166
200,000	NBM U.S Holdings, Inc., 6.625%, 8/06/2029, 144A	202,940
225,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	217,125
15,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	15,512
335,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	345,887

		2,886,381

See accompanying notes to financial statements.	| 20

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Gaming — 3.3%
$375,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	$322,500
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	166,250
140,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	121,800
100,000	Colt Merger Sub, Inc., 5.750%, 7/01/2025, 144A	100,570
220,000	Colt Merger Sub, Inc., 6.250%, 7/01/2025, 144A	218,625
120,000	Colt Merger Sub, Inc., 8.125%, 7/01/2027, 144A	115,950
290,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	283,243
200,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	205,000
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	194,750
70,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027	71,750
350,000	MGM Resorts International, 5.500%, 4/15/2027	336,875
155,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	124,000
160,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	128,000
270,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	257,513
575,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	526,125
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	242,500
215,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	192,156

		3,607,607

	Government Owned – No Guarantee — 0.6%
260,000	Petroleos Mexicanos, 5.950%, 1/28/2031, 144A	214,539
130,000	Petroleos Mexicanos, 6.625%, 6/15/2035	105,781
530,000	YPF S.A., 6.950%, 7/21/2027, 144A	371,000

		691,320

	Healthcare — 5.2%
65,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	61,181
745,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	700,300
300,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	283,560
300,000	Encompass Health Corp., 4.500%, 2/01/2028	287,736
170,000	HCA, Inc., 7.050%, 12/01/2027	190,400
655,000	HCA, Inc., 7.500%, 12/15/2023	730,325
145,000	HCA, Inc., 7.500%, 11/06/2033	176,175
480,000	HCA, Inc., 8.360%, 4/15/2024	552,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	605,125
290,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	269,700
125,000	Polaris Intermediate Corp., 8.500%, (9.250% PIK or 8.500% Cash), 12/01/2022, 144A(c)	110,000
655,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	576,400
90,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	90,986
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	97,420
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	376,432
510,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	503,217
210,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	208,425

		5,819,382

21 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Home Construction — 0.8%
$215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	$179,666
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(b)(d)(e)(f)	—
230,000	KB Home, 4.800%, 11/15/2029	225,975
245,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	236,214
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	190,550
90,000	TRI Pointe Group, Inc., 5.700%, 6/15/2028	91,350

		923,755

	Independent Energy — 6.4%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	467,521
255,000	Apache Corp., 4.250%, 1/15/2030	220,437
300,000	Apache Corp., 4.250%, 1/15/2044	228,098
125,000	Apache Corp., 4.750%, 4/15/2043	100,636
55,000	Apache Corp., 5.100%, 9/01/2040	45,185
1,025,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A(f)(g)	20,500
90,000	California Resources Corp., 5.500%, 9/15/2021(f)(g)(h)	900
41,000	California Resources Corp., 6.000%, 11/15/2024(b)(f)(g)	410
950,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(f)(g)	37,402
195,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	165,766
130,000	Comstock Resources, Inc., 9.750%, 8/15/2026	121,225
185,000	Continental Resources, Inc., 3.800%, 6/01/2024	172,979
255,000	Continental Resources, Inc., 4.375%, 1/15/2028	224,456
120,000	Continental Resources, Inc., 4.500%, 4/15/2023	114,864
160,000	Continental Resources, Inc., 4.900%, 6/01/2044	127,400
25,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	24,214
55,000	EQT Corp., 6.125%, 2/01/2025	54,809
175,000	EQT Corp., 7.000%, 2/01/2030	180,255
200,000	Hess Corp., 5.600%, 2/15/2041	210,092
130,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	108,063
425,000	Montage Resources Corp., 8.875%, 7/15/2023	335,750
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	100,867
302,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022(f)(g)	49,830
215,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	200,154
240,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	218,700
840,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	717,763
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	31,008
20,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	16,250
620,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	523,900
70,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	51,212
70,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	48,300
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	132,343
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	109,862
100,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	99,875
90,000	Parsley Energy LLC/Parsley Finance Corp., 5.250%, 8/15/2025, 144A	86,432
110,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/2025, 144A	107,008
265,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027, 144A	261,025
50,000	Range Resources Corp., 5.000%, 3/15/2023	43,000

See accompanying notes to financial statements.	| 22

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$85,000	Range Resources Corp., 9.250%, 2/01/2026, 144A	$76,420
305,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	268,400
206,000	SM Energy Co., 10.000%, 1/15/2025, 144A	195,706
200,000	Southwestern Energy Co., 6.200%, 1/23/2025	171,250
30,000	Southwestern Energy Co., 7.500%, 4/01/2026	26,259
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	17,400
210,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	127,050
50,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	49,046
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(b)(f)(g)	77,963
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(b)(f)(g)	8,679
805,000	Whiting Petroleum Corp., 6.625%, 1/15/2026(b)(f)(g)	142,887
60,000	WPX Energy, Inc., 5.250%, 10/15/2027	56,051
100,000	WPX Energy, Inc., 5.875%, 6/15/2028	96,095

		7,071,697

	Industrial Other — 0.5%
65,000	Hillenbrand, Inc., 5.750%, 6/15/2025	67,275
325,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	328,692
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	130,000

		525,967

	Integrated Energy — 0.4%
85,000	Cenovus Energy, Inc., 3.000%, 8/15/2022	82,658
30,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	27,171
20,000	Cenovus Energy, Inc., 5.250%, 6/15/2037	17,295
200,000	Cenovus Energy, Inc., 5.400%, 6/15/2047	171,695
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	182,638

		481,457

	Leisure — 0.5%
330,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	283,869
300,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	273,000

		556,869

	Lodging — 1.3%
75,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	79,475
135,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	148,435
145,000	Marriott International, Inc., 4.625%, 6/15/2030	150,454
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	549,267
10,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	10,225
275,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	277,063
20,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	18,671
255,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	234,600

		1,468,190

	Media Entertainment — 4.1%
160,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	148,416
720,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	521,100
120,000	Gray Television, Inc., 5.125%, 10/15/2024, 144A	120,000

23 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$275,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	$253,687
119,931	iHeartCommunications, Inc., 6.375%, 5/01/2026	118,732
1,171,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,073,184
335,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	315,838
125,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	119,650
305,000	Meredith Corp., 6.875%, 2/01/2026	253,611
915,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	981,337
105,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	104,219
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	108,600
160,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	161,048
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	162,987
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	95,500

		4,537,909

	Metals & Mining — 4.5%
205,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	189,598
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	55,500
245,000	ArcelorMittal S.A., 7.000%, 3/01/2041	286,540
65,000	ArcelorMittal S.A., 7.250%, 10/15/2039	77,675
435,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	456,293
190,000	Commercial Metals Co., 4.875%, 5/15/2023	191,425
265,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	250,094
1,035,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	980,662
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	201,075
265,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	272,950
470,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	455,900
555,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	538,350
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	462,188
440,000	Novelis Corp., 4.750%, 1/30/2030, 144A	420,200
125,000	United States Steel Corp., 6.250%, 3/15/2026	79,063
75,000	United States Steel Corp., 6.875%, 8/15/2025	51,000

		4,968,513

	Midstream — 4.3%
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	64,000
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	47,729
40,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	38,375
70,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	69,475
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	231,438
75,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	69,862
160,000	Enable Midstream Partners LP, 4.950%, 5/15/2028	148,207
185,000	Energy Transfer Operating LP, 5.000%, 5/15/2050	175,706
385,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	239,778
205,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	127,059
435,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	265,350
195,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	197,519
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	204,844
80,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	76,200

See accompanying notes to financial statements.	| 24

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Midstream — continued
$320,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	$284,800
840,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	831,172
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	79,275
115,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	115,059
335,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	297,312
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	90,725
285,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	277,875
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	246,233
360,000	Western Midstream Operating LP, 3.100%, 2/01/2025	341,100
200,000	Western Midstream Operating LP, 4.050%, 2/01/2030	192,518
5,000	Western Midstream Operating LP, 5.250%, 2/01/2050	4,327
20,000	Western Midstream Operating LP, 5.450%, 4/01/2044	16,656

		4,732,594

	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.685%, 11/15/2031, 144A(a)(f)(g)	70,136
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.685%, 11/15/2031, 144A(a)(f)(g)	141,220
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	767,171
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.685%, 11/15/2027, 144A(a)(f)(g)	239,322
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.585%, 11/15/2027, 144A(a)(d)(e)(f)	190,690
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.966%, 6/15/2045, 144A(i)	51,942

		1,460,481

	Oil Field Services — 0.6%
935,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(b)	60,775
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042(f)(g)	4,800
620,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	279,000
212,925	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	185,189
110,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	100,555

		630,319

	Packaging — 1.2%
570,000	ARD Finance S.A., 6.500%, (7.250% PIK or 6.500% Cash), 6/30/2027, 144A(c)	563,944
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	491,190
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	262,963

		1,318,097

25 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — 4.2%
$30,000	Bausch Health Americas, Inc., 8.500%, 1/31/2027, 144A	$31,838
400,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	376,596
910,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	863,363
40,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	40,000
36,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	35,910
420,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	422,100
145,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	152,250
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	284,256
315,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	203,175
206,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.500%, 7/31/2027, 144A	217,886
170,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	174,038
77,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	79,017
180,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	160,718
1,970,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,654,800

		4,695,947

	Property & Casualty Insurance — 1.0%
45,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	47,250
200,000	Ardonagh Midco 2 PLC, 11.500%, 1/15/2027, 144A	201,000
780,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	814,710

		1,062,960

	Refining — 0.5%
405,000	Parkland Corp., 5.875%, 7/15/2027, 144A	420,188
135,000	Parkland Corp., 6.000%, 4/01/2026, 144A	138,375

		558,563

	REITs – Diversified — 0.3%
350,000	iStar, Inc., 5.250%, 9/15/2022	339,500

	REITs – Hotels — 0.3%
5,000	Service Properties Trust, 4.350%, 10/01/2024	4,506
5,000	Service Properties Trust, 4.500%, 6/15/2023	4,787
5,000	Service Properties Trust, 4.650%, 3/15/2024	4,519
290,000	Service Properties Trust, 4.750%, 10/01/2026	256,565
30,000	Service Properties Trust, 7.500%, 9/15/2025	31,606

		301,983

	REITs – Mortgage — 1.0%
285,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	228,000
10,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	9,500
725,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	625,095
285,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	282,150

		1,144,745

See accompanying notes to financial statements.	| 26

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Regional Malls — 0.5%
$645,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	$545,025

	Restaurants — 0.6%
400,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	392,076
270,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	274,050

		666,126

	Retailers — 1.6%
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028, 144A	72,750
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030, 144A	80,925
55,000	AutoNation, Inc., 4.750%, 6/01/2030	59,596
140,000	L Brands, Inc., 5.250%, 2/01/2028	110,763
105,000	L Brands, Inc., 6.750%, 7/01/2036	86,100
390,000	L Brands, Inc., 6.875%, 11/01/2035	324,441
105,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	107,363
805,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	793,634
40,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	40,098
125,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	128,750

		1,804,420

	Supermarkets — 0.3%
365,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030, 144A	373,442

	Technology — 4.0%
180,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	197,492
335,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	335,000
290,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	295,527
825,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	743,077
100,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	96,570
385,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	384,076
160,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	168,650
245,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	238,263
50,000	NCR Corp., 8.125%, 4/15/2025, 144A	53,000
530,000	Nokia OYJ, 4.375%, 6/12/2027	560,009
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	107,525
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	110,000
170,000	PTC, Inc., 3.625%, 2/15/2025, 144A	168,725
245,000	PTC, Inc., 4.000%, 2/15/2028, 144A	242,579
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	253,000
370,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	389,887
15,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	14,911
55,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	57,793

		4,416,084

	Wireless — 2.0%
710,000	Altice France Holding S.A., 10.500%, 5/15/2027, 144A	784,756
265,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	270,295
345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	348,688

27 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — continued
$200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	$201,040
550,000	Sprint Capital Corp., 6.875%, 11/15/2028	669,625

		2,274,404

	Wirelines — 0.6%
25,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	24,938
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	125,369
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	142,800
130,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	131,725
235,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	222,075

		646,907

	Total Non-Convertible Bonds (Identified Cost $103,265,446)	98,482,186

Convertible Bonds — 3.1%
	Cable Satellite — 1.4%
335,000	DISH Network Corp., 2.375%, 3/15/2024	299,774
1,365,000	DISH Network Corp., 3.375%, 8/15/2026	1,253,909

		1,553,683

	Diversified Manufacturing — 0.3%
455,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	374,452

	Healthcare — 0.2%
260,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	236,834

	Independent Energy — 0.0%
645,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(b)(f)(g)	17,015

	Oil Field Services — 0.3%
315,000	Nabors Industries, Inc., 0.750%, 1/15/2024	113,551
395,000	Oil States International, Inc., 1.500%, 2/15/2023	198,148

		311,699

	Pharmaceuticals — 0.5%
145,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024, 144A	128,700
165,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	201,640
70,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	81,464
130,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	107,006

		518,810

	Technology — 0.4%
185,000	Avaya Holdings Corp., 2.250%, 6/15/2023	151,785
370,000	CalAmp Corp., 2.000%, 8/01/2025	290,669

		442,454

	Total Convertible Bonds (Identified Cost $4,791,096)	3,454,947

	Total Bonds and Notes (Identified Cost $108,056,542)	101,937,133

See accompanying notes to financial statements.	| 28

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — 0.2%
$250,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 3.241%, 4/27/2027, 144A(a) (Identified Cost $220,000)	$220,724

Loan Participations — 0.1%
	ABS Other — 0.1%w
294,855	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (d)(e) (Identified Cost $294,218)	133,422

Shares
Preferred Stocks — 1.4%
	Banking — 0.1%
83	Bank of America Corp., Series L, 7.250%	111,402

	Food & Beverage — 1.3%
16,069	Bunge Ltd., 4.875%	1,433,355

	Midstream — 0.0%
137	Chesapeake Energy Corp., 5.750%(d)(e)(f)	—
20	Chesapeake Energy Corp., 5.750%, 144A(d)(e)(f)	—
988	Chesapeake Energy Corp., 5.750%(d)(e)(f)	—

		—

	Total Preferred Stocks (Identified Cost $2,503,819)	1,544,757

Common Stocks — 0.3%
	Chemicals — 0.1%
12,177	Hexion Holdings Corp., Class B(h)	86,006

	Media — 0.2%
41,970	Clear Channel Outdoor Holdings, Inc.(h)	43,649
17,204	iHeartMedia, Inc., Class A(h)	143,653

		187,302

	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(h)	34,675

	Total Common Stocks (Identified Cost $1,402,430)	307,983

Other Investments — 0.1%
	Aircraft ABS — 0.1%
100	ECAF I Blocker Ltd.(d)(e)(f)(j) (Identified Cost $1,000,000)	125,500

Warrants — 0.0%
466	iHeartMedia, Inc., Expiration on 5/1/2039(h) (Identified Cost $7,398)	4,078

29 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 6.1%
$6,786,496	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $6,786,496 on 7/01/2020 collateralized by $6,430,800 U.S. Treasury Note,1.625% due 2/15/2026 valued at $6,922,264 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,786,496)	$6,786,496

	Total Investments — 100.1% (Identified Cost $120,270,903)	111,060,093
	Other assets less liabilities — (0.1)%	(125,484)

	Net Assets — 100.0%	$110,934,609

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(b)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(c)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2020, interest payments were made in cash.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $449,612 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $811,064 or 0.7% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Non-income producing security.
(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(j)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$125,500	0.1%

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $60,232,990 or 54.3% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.	| 30

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Cable Satellite	6.7%
Independent Energy	6.4
Healthcare	5.4
Automotive	5.0
Aerospace & Defense	4.7
Pharmaceuticals	4.7
Metals & Mining	4.5
Consumer Cyclical Services	4.4
Technology	4.4
Midstream	4.3
Media Entertainment	4.1
Food & Beverage	3.9
Finance Companies	3.6
Gaming	3.3
Chemicals	2.4
Wireless	2.0
Building Materials	2.0
Electric	2.0
Other Investments, less than 2% each	20.0
Short-Term Investments	6.1
Collateralized Loan Obligations	0.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

31 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 97.5% of Net Assets
Municipals — 97.5%
	Colorado — 9.0%
$260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	$296,650
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	444,668
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	305,842
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	652,515
500,000	State of Colorado, Certificate of Participation, Series A, 4.000%, 12/15/2035	609,270

		2,308,945

	Connecticut — 1.6%
375,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	403,462

	Delaware — 1.5%
250,000	University of Delaware, Revenue Bond, 5.000%, 11/01/2043	391,100

	Florida — 12.4%
500,000	Alachua County School Board, Certificate of Participation, (AGM Insured), 5.000%, 7/01/2028	636,705
340,000	Bay County School Board, Certificate of Participation, Series A, (AGM Insured), 5.000%, 7/01/2033	436,750
235,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	262,448
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	107,167
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	232,212
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	567,530
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	460,076
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	467,564

		3,170,452

	Georgia — 1.1%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	277,725

	Illinois — 4.5%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	592,051
500,000	Chicago O’Hare International Airport, Series C, AMT, 5.000%, 1/01/2046	550,730

		1,142,781

	Louisiana — 2.0%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	233,034
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	290,347

		523,381

See accompanying notes to financial statements.	| 32

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Michigan — 2.9%
$600,000	University of Michigan, 5.000%, 4/01/2032	$732,960

	Nebraska — 1.3%
250,000	Douglas County Hospital Authority No. 2, Series A, 5.000%, 11/15/2030	323,575

	Nevada — 4.3%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	589,230
240,000	Las Vegas Convention & Visitors Authority, Refunding, Series C, 5.000%, 7/01/2032	260,266
200,000	Washoe County School District, GO, Series A, 5.000%, 10/01/2025	241,310

		1,090,806

	New Jersey — 3.4%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	301,334
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	568,330

		869,664

	New Mexico — 2.3%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	580,920

	New York — 3.0%
500,000	Metropolitan Transportation Authority, Series D, 4.000%, 11/15/2032	530,600
200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	234,518

		765,118

	North Carolina — 2.5%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	218,162
400,000	North Carolina Agricultural & Technical University System Revenue, Series A, 4.000%, 10/01/2045	418,240

		636,402

	Ohio — 7.0%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	572,000
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	568,230
500,000	Ohio State University (The), Series A, 5.000%, 12/01/2026	634,880

		1,775,110

	Pennsylvania — 1.2%
270,000	Allegheny County Higher Education Building Authority, Refunding, Series A, 5.000%, 3/01/2029	305,743

	Rhode Island — 2.2%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	573,695

	Tennessee — 2.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	588,255

33 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Texas — 22.2%
$1,000,000	Bexar County TX, GO, Series B, Prerefunded 6/15/2023@100, 5.000%, 6/15/2043	$1,137,430
500,000	Dallas TX Waterworks & Sewer System Revenue, Series C, 4.000%, 10/01/2037	611,690
500,000	Grand Parkway Transportation Corp, Series A, Prerefunded 10/01/2023@100, 5.500%, 4/01/2053	582,715
1,000,000	Houston TX Combined Utility System Revenue, Refunding, Series A, (AGM Insured), Zero Coupon, 12/01/2025	951,240
300,000	Lower Colorado River Authority, Refunding, 5.000%, 5/15/2030	390,822
500,000	New Braunfels TX Utility System Revenue, 5.000%, 7/01/2029	650,515
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	452,344
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	298,010
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	606,640

		5,681,406

	Utah — 3.1%
500,000	Utah County Hospital Revenue, IHC Health Services, Inc., Series A, 4.000%, 5/15/2043	582,425
180,000	Utah Transit Authority Sales Tax Revenue, Series A, Prerefunded 06/15/2025@100, 5.000%, 6/15/2038	220,466

		802,891

	Washington — 6.7%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	590,005
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	546,730
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	578,025

		1,714,760

	Wisconsin — 1.0%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	257,112

	Total Bonds and Notes (Identified Cost $23,713,768)	24,916,263

Short-Term Investments — 6.6%
1,673,044	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $1,673,044 on 7/01/2020 collateralized by $1,512,300 U.S. Treasury Note, 2.500% due 2/28/2026 valued at $1,706,605 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,673,044)	1,673,044

	Total Investments — 104.1% (Identified Cost $25,386,812)	26,589,307
	Other assets less liabilities — (4.1)%	(1,044,767)

	Net Assets — 100.0%	$25,544,540

(†)	See Note 2 of Notes to Financial Statements.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation

See accompanying notes to financial statements.	| 34

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Hospitals	15.5%
Higher Education	13.2
Water and Sewer	11.5
Primary Secondary Education	11.3
General Purpose Public Improvement	11.1
Airports	9.8
Mass Rapid Transportation	5.4
Toll Roads, Streets & Highways	4.5
Pre-Refunded	4.4
Combined Utilities	3.7
Other Transportation	2.4
Pollution Control	2.2
Other Investments, less than 2% each	2.5
Short-Term Investments	6.6

Total Investments	104.1
Other assets less liabilities	(4.1)

Net Assets	100.0%

35 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.9% of Net Assets
Non-Convertible Bonds — 92.0%
	ABS Car Loan — 6.5%
$763,318	Ally Auto Receivables Trust, Series 2017-3, Class A3, 1.740%, 9/15/2021	$763,721
16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	17,018,342
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	7,896,770
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,043,910
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,902,556
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,540,714
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,422,230
3,655,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A	3,666,553
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,681,129
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,747,424
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,797,043
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,338,494
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,459,966
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,800,880
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	23,989,377
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,833,239
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	16,712,502
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,759,946
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,083,520
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	3,972,953
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,415,596
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,868,708
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,629,558
601,916	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	603,537
30,600,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	30,642,409
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,731,520
15,645,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	15,989,409
6,255,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	6,400,717
355,594	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	356,566
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,945,383

See accompanying notes to financial statements.	| 36

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	$6,087,342
6,655,000	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	6,840,128
18,955,000	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	18,963,606
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	14,085,248
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,453,898
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,175,442
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,438,261
1,570,837	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	1,573,127
545,122	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2A, 2.770%, 8/16/2021	546,338
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,950,231

		366,128,293

	ABS Credit Card — 0.5%
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,334,768
6,170,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	6,190,246
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	12,186,732

		26,711,746

	ABS Home Equity — 5.0%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	17,042,325
2,894,558	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(a)	2,867,549
1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(a)	1,323,291
5,241,121	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 1.086%, 11/16/2066, 144A(b)	5,196,619
1,938,472	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)	1,943,039
458,277	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(a)	461,569
5,190,085	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)	5,175,078
7,194,564	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)	7,612,685

37 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	$2,366,276
5,473,728	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,615,185
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,888,401
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.845%, 5/15/2052, 144A(a)	1,186,786
3,910,531	GCAT LLC, Series 2019-3, Class A1, 3.352%, 10/25/2049, 144A(a)	3,810,287
4,210,451	GCAT LLC, Series 2020-1, Class A1, 2.981%, 1/26/2060, 144A(a)	4,070,443
8,490,559	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	8,782,596
748,516	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.810%, 8/25/2060, 144A(b)	747,239
1,761,450	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,712,230
1,538,294	Home Partners of America Trust, Series 2018-1, Class A, 1-month LIBOR + 0.900%, 1.094%, 7/17/2037, 144A(b)	1,515,692
2,812,947	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,778,145
2,597,969	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,498,389
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 1.844%, 1/17/2038, 144A(b)	2,977,721
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)	7,176,918
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)	913,192
11,095,973	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)	11,036,285
3,914,770	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(a)	3,974,261
7,998,613	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)	7,922,290
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)	1,540,116
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(a)	2,856,265
4,606,568	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)	4,849,648
11,456,919	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)	11,989,577
5,822,501	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(a)	5,881,077
3,036,667	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(a)	3,052,399
5,221,311	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(a)	5,225,870

See accompanying notes to financial statements.	| 38

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$12,047,619	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)	$11,971,388
3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	3,748,331
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,364,485
2,290,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	2,358,052
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,927,886
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,862,426
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,926,105
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/18/2037, 144A	155,165
5,660,150	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(a)	5,672,417
2,539,340	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)	2,635,458
4,764,141	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)	4,896,513
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	5,024,527
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.685%, 2/25/2057, 144A(b)	5,876,229
2,912,729	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(a)	2,933,853
1,176,765	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(a)	1,190,729
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(a)	1,793,704
12,015,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(a)	12,189,900
10,140,609	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	10,666,885
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	3,087,578
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,574,809
11,350,088	Vericrest Opportunity Loan Trust, Series 2019-NPL8, Class A1A, 3.278%, 11/25/2049, 144A(a)	11,337,259
11,338,972	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(a)	11,342,950
4,333,836	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(a)	4,326,198
8,738,496	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(a)	8,684,198

39 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$5,805,726	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(a)	$5,750,362

		280,286,850

	ABS Other — 3.2%
39,262,848	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)(e)	26,306,108
12,075,372	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	10,894,630
2,854,171	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,510,593
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	1,970,686
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,574,076
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	2,013,238
7,716,390	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	6,443,246
13,651,536	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	11,932,818
3,966,854	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	3,490,205
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,624,074
3,774,682	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	3,789,292
1,516,541	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,530,679
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	7,618,928
7,292,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	7,640,179
15,030,945	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	13,298,105
840,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.685%, 9/15/2032(b)	803,271
1,295,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.671%, 9/15/2032(b)	1,230,597
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	13,895,011
3,659,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	3,681,057
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,652,470
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,820,117
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	12,797,525
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	7,306,729
11,358,397	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	11,427,581

		181,251,215

See accompanying notes to financial statements.	| 40

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Student Loan — 0.9%
$9,239,552	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	$9,469,418
6,910,000	Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, 12/15/2059, 144A	7,197,238
699,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.694%, 6/15/2032(b)	664,827
519,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.679%, 6/15/2032(b)	496,731
1,020,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.678%, 3/15/2033(b)	1,007,419
696,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.674%, 3/15/2033(b)	662,133
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,570,920
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	558,730
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,539,663
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,854,564
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	16,798,731

		51,820,374

	ABS Whole Business — 1.8%
10,147,903	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,316,112
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,573,963
26,044,500	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	24,912,432
7,242,273	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,831,286
2,371,200	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,557,339
132,638	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	141,198
5,218,058	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,675,159
4,014,825	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	4,205,891
1,229,900	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,301,615
3,441,438	Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/2049, 144A	3,640,972
741,275	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	638,579
17,493,600	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,316,238
13,391,075	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	13,676,037

41 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Whole Business — continued
$3,663,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	$3,818,311

		100,605,132

	Aerospace & Defense — 3.6%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	14,834,461
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,653,325
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,803,606
655,000	Boeing Co. (The), 3.100%, 5/01/2026	667,434
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,192,908
540,000	Boeing Co. (The), 3.250%, 2/01/2035	492,373
1,615,000	Boeing Co. (The), 3.375%, 6/15/2046	1,338,870
1,427,000	Boeing Co. (The), 3.500%, 3/01/2039	1,270,969
850,000	Boeing Co. (The), 3.550%, 3/01/2038	774,094
838,000	Boeing Co. (The), 3.625%, 3/01/2048	736,378
146,000	Boeing Co. (The), 3.650%, 3/01/2047	126,797
5,350,000	Boeing Co. (The), 3.750%, 2/01/2050	4,803,497
2,981,000	Boeing Co. (The), 3.850%, 11/01/2048	2,665,536
4,795,000	Boeing Co. (The), 3.950%, 8/01/2059	4,201,956
8,060,000	Boeing Co. (The), 5.150%, 5/01/2030	8,987,141
8,060,000	Boeing Co. (The), 5.805%, 5/01/2050	9,518,744
6,600,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	5,844,300
5,385,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,765,725
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	7,475,903
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	4,730,141
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	818,396
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,078,012
29,075,000	Textron, Inc., 3.000%, 6/01/2030	28,946,269
78,795,000	Textron, Inc., 5.950%, 9/21/2021	81,641,105
225,000	TransDigm, Inc., 5.500%, 11/15/2027	196,358
2,705,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	2,698,292
895,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	940,636

		201,203,226

	Airlines — 1.0%
2,610,811	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	2,362,810
7,501,343	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	4,961,986
13,114,780	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	10,716,518
1,597,035	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,119,505
5,519,963	American Airlines Pass Through Certificates, Series 2017-2, Class A, 3.600%, 4/15/2031	4,489,166
3,557,335	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	2,470,897
1,882,463	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,319,117

See accompanying notes to financial statements.	| 42

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Airlines — continued
$22,651,757	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	$15,755,203
6,826,572	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	5,641,001
324,173	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	326,342
999,864	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	975,957
4,442,801	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,168,629
858,872	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	435,878
2,654,461	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,116,578

		56,859,587

	Automotive — 2.4%
18,836,000	Cummins, Inc., 5.650%, 3/01/2098	22,001,390
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,707,896
13,420,000	General Motors Co., 6.250%, 10/02/2043	14,261,069
1,780,000	General Motors Co., 6.800%, 10/01/2027	2,074,163
5,825,000	General Motors Financial Co., Inc., 3.150%, 6/30/2022	5,926,185
3,150,000	General Motors Financial Co., Inc., 3.450%, 1/14/2022	3,201,608
3,469,000	General Motors Financial Co., Inc., 3.550%, 7/08/2022	3,556,640
15,120,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	15,641,670
1,595,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	1,662,884
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	39,426,908
4,750,000	Volkswagen Group of America Finance LLC, 2.500%, 9/24/2021, 144A	4,825,676
12,005,000	Volkswagen Group of America Finance LLC, 2.700%, 9/26/2022, 144A	12,401,122
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	3,089,648

		134,776,859

	Banking — 7.9%
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	310,192
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	42,279,697
2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,033,559
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,856,298
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	11,113,632
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	54,917,360
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	114,706
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	29,329,021
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,866,663
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	25,083,612
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	510,980
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,393,248
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,867,137
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,802,080

43 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	$3,524,339
13,075,000	Danske Bank A/S, (fixed rate to 9/20/2021, variable rate thereafter), 3.001%, 9/20/2022, 144A	13,278,295
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,452,534
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	81,755,965
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	35,005,665
100,000	KeyBank NA, 6.950%, 2/01/2028	129,079
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,076,185
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	2,127,433
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	22,365,460
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	15,750,042
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	21,507,626
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 2.285%, 1/20/2023, 144A(b)	21,331,037
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	8,012,950
7,580,000	Synchrony Financial, 2.850%, 7/25/2022	7,709,499
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,045,523

		443,549,817

	Brokerage — 1.6%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,554,030
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	22,338,589
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,279,611

		87,172,230

	Building Materials — 0.8%
835,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	826,400
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	5,500,633
1,665,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	1,627,538
460,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	469,637
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,365,484
23,975,000	Owens Corning, 7.000%, 12/01/2036	30,634,214
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,892,167

		45,316,073

	Cable Satellite — 2.4%
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,882,520
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	318,938
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	580,250
2,711,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.750%, 2/15/2028	2,955,294
567,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.200%, 3/15/2028	635,994
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	34,101,183

See accompanying notes to financial statements.	| 44

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$860,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$1,015,150
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	8,334,261
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	12,193,769
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	7,186,075
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	249,960
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,581,250
745,000	CSC Holdings LLC, 7.750%, 7/15/2025, 144A	774,874
470,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	481,750
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,469,321
455,000	Sirius XM Radio, Inc., 5.375%, 4/15/2025, 144A	467,285
865,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	893,320
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	210,524
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,786,252
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	19,048,586
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	19,075,395
800,000	Videotron Ltd., 5.000%, 7/15/2022	826,000
2,185,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	2,235,124
1,600,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,620,096

		134,923,171

	Chemicals — 0.9%
6,990,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	6,395,850
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	29,916,128
3,740,000	FMC Corp., 3.450%, 10/01/2029	4,055,407
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,438,270
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	8,760,965

		51,566,620

	Consumer Cyclical Services — 1.4%
20,300,000	Amazon.com, Inc., 2.500%, 6/03/2050	20,840,382
9,850,000	Booking Holdings, Inc., 4.500%, 4/13/2027	11,313,363
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	18,885,120
1,205,000	eBay, Inc., 4.000%, 7/15/2042	1,311,549
15,200,000	Expedia Group, Inc., 3.250%, 2/15/2030	14,171,643
5,385,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	5,736,496
2,755,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	2,863,692
4,402,000	IHS Markit Ltd., 4.250%, 5/01/2029	5,060,495

		80,182,740

	Consumer Products — 0.3%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	9,072,600
4,580,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	4,614,259

		13,686,859

	Diversified Manufacturing — 0.7%
15,225,000	Carrier Global Corp., 2.722%, 2/15/2030, 144A	15,291,115
10,335,000	Carrier Global Corp., 3.577%, 4/05/2050, 144A	10,172,861

45 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$6,010,000	General Electric Co., 3.625%, 5/01/2030	$6,016,795
2,865,000	General Electric Co., 4.350%, 5/01/2050	2,833,498
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 1.519%, 5/13/2024(b)	4,953,647

		39,267,916

	Electric — 2.7%
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,907,463
1,850,000	AES Corp. (The), 5.125%, 9/01/2027	1,919,375
585,000	AES Corp. (The), 5.500%, 4/15/2025	600,146
200,000	AES Corp. (The), 6.000%, 5/15/2026	207,750
18,590,692	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	22,495,751
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	17,343,145
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	12,488,727
21,030,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	22,205,936
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	2,551,357
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	10,118,759
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,506,750
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,681,035
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	8,616,169
40,595,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	41,805,910
990,000	Vistra Operations Co. LLC, 4.300%, 7/15/2029, 144A	1,040,838

		151,489,111

	Finance Companies — 2.0%
1,245,000	Air Lease Corp., 2.250%, 1/15/2023	1,230,571
905,000	Air Lease Corp., 3.250%, 10/01/2029	859,776
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,287,562
345,000	Air Lease Corp., 4.625%, 10/01/2028	352,950
5,021,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	4,653,941
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	11,677,326
20,595,000	Aircastle Ltd., 4.400%, 9/25/2023	19,978,957
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	7,950,481
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,426,581
9,530,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	9,916,965
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	3,517,966
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,031,844
3,425,000	Navient Corp., 5.000%, 3/15/2027	2,877,000
50,000	Navient Corp., 5.875%, 10/25/2024	46,969
35,000	Navient Corp., 6.500%, 6/15/2022	34,388
145,000	Navient Corp., 6.750%, 6/15/2026	134,125
370,000	Navient Corp., 7.250%, 9/25/2023	361,634
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	19,000
165,000	Navient Corp., MTN, 7.250%, 1/25/2022	165,413
7,805,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	8,053,823
6,392,000	Quicken Loans LLC, 5.750%, 5/01/2025, 144A	6,534,478

		114,111,750

See accompanying notes to financial statements.	| 46

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.1%
$2,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	$2,270,583
3,182,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,070,630

		5,341,213

	Food & Beverage — 2.9%
2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	2,496,318
40,580,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	48,108,398
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	7,026,041
15,285,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	15,776,572
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,702,437
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,186,237
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	10,926,500
10,465,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	10,483,942
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,687,868
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	46,569,449

		164,963,762

	Government Owned – No Guarantee — 0.2%
8,080,000	Equinor ASA, 3.700%, 4/06/2050	9,236,280

	Government Sponsored — 0.1%
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	6,451,825

	Health Insurance — 0.0%
565,000	Centene Corp., 4.625%, 12/15/2029	596,075

	Healthcare — 2.2%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	22,983,355
1,261,000	Cigna Corp., 7.875%, 5/15/2027, 144A	1,688,762
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,966,175
13,765,000	CVS Health Corp., 4.100%, 3/25/2025	15,567,420
685,000	Encompass Health Corp., 4.750%, 2/01/2030	654,175
8,810,000	HCA, Inc., 4.125%, 6/15/2029	9,718,201
16,050,000	HCA, Inc., 4.500%, 2/15/2027	17,895,280
22,730,000	HCA, Inc., 5.250%, 6/15/2049	27,232,020
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,382,720
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,934,280
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,476,300
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,852,000
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,604,900
7,280,000	Rede D’or Finance S.a.r.l., 4.500%, 1/22/2030, 144A	6,406,400

		125,361,988

	Home Construction – 0.1%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,658,250
560,000	Lennar Corp., 4.875%, 12/15/2023	590,800
55,000	Lennar Corp., 5.000%, 6/15/2027	59,400

		3,308,450

47 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 1.3%
$3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	$3,111,657
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	9,321,797
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	8,705,036
20,900,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	20,243,113
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,847,570
14,450,000	Newfield Exploration Co., 5.625%, 7/01/2024	13,807,673
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	5,558,404
1,885,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	1,849,034
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023(c)(d)(f)	10,414

		73,454,698

	Integrated Energy — 0.9%
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,861,648

	Life Insurance — 3.4%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,402,226
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,592,046
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,866,283
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	21,168,000
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,696,352
2,565,000	Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/2050, 144A	2,636,994
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 1.582%, 1/08/2021, 144A(b)	5,900,910
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	31,346,569
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,513,903
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	43,460,189
5,760,000	New York Life Insurance Co., 3.750%, 5/15/2050, 144A	6,504,950
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	8,322,927
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,456,537
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	20,850,119

		187,718,005

	Lodging – 0.0%
1,795,000	Marriott International, Inc., 4.625%, 6/15/2030	1,862,519

	Media Entertainment – 1.6%
23,830,000	Discovery Communications LLC, 4.650%, 5/15/2050	27,189,134
3,115,000	Fox Corp., 3.050%, 4/07/2025	3,371,130
5,045,000	Fox Corp., 3.500%, 4/08/2030	5,633,707
3,225,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,087,938
1,530,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	1,514,700
4,640,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,251,957
245,000	Netflix, Inc., 4.875%, 4/15/2028	261,971
2,625,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,815,313
870,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	952,824
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	3,025,910
6,400,000	ViacomCBS, Inc., 4.200%, 5/19/2032	7,196,113
4,275,000	ViacomCBS, Inc., 4.375%, 3/15/2043	4,470,386
1,180,000	ViacomCBS, Inc., 4.900%, 8/15/2044	1,283,651

See accompanying notes to financial statements.	| 48

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	$21,509,536
1,180,000	ViacomCBS, Inc., 5.850%, 9/01/2043	1,388,539

		87,952,809

	Metals & Mining — 3.8%
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,692,706
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	37,657,314
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,777,829
47,920,000	ArcelorMittal S.A., 7.000%, 3/01/2041	56,044,836
19,365,000	ArcelorMittal S.A., 7.250%, 10/15/2039	23,141,175
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	8,198,406
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	41,898,110
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,539,502
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,597,174
395,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	402,879
14,125,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	14,765,870

		215,715,801

	Midstream — 2.9%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029, 144A	22,951,012
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	585,000
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,517,261
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	39,890,695
35,165,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	21,795,267
7,695,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	4,693,950
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,645,615
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	95,463
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,131,063
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,704,316
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	430,211
14,040,000	MPLX LP, 4.250%, 12/01/2027	15,221,703
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	103,742
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	227,574
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	13,816,492
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,742,372

		162,551,736

	Mortgage Related — 0.0%
1,377	FNMA, 6.000%, 7/01/2029	1,557

	Non-Agency Commercial Mortgage-Backed Securities — 0.7%
405,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.721%, 12/10/2044(a)	331,273
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.785%, 1/15/2034, 144A(b)	2,823,839
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	9,873,975
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(a)	5,186,241

49 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(a)	$7,370,839
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.661%, 6/15/2044, 144A(a)	2,065,754
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.046%, 5/10/2063, 144A(a)(c)(d)	2,502,064
3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.850%, 2/15/2044, 144A(a)	3,487,251
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.852%, 3/15/2044, 144A(a)	1,091,266
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.966%, 6/15/2045(a)	1,202,320
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.966%, 6/15/2045, 144A(a)	359,440

		36,294,262

	Paper — 0.4%
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	18,780,392
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,859,138

		21,639,530

	Pharmaceuticals — 1.3%
8,370,000	Merck & Co., Inc., 2.450%, 6/24/2050	8,412,685
12,646,000	Mylan NV, 5.250%, 6/15/2046	15,680,539
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	3,052,726
9,724,000	Mylan, Inc., 5.400%, 11/29/2043	12,170,113
3,100,000	Perrigo Finance UnLtd. Co., 3.150%, 6/15/2030	3,133,213
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	8,823,162
8,790,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	7,848,415
2,390,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,007,600
11,805,000	Upjohn, Inc., 4.000%, 6/22/2050, 144A	12,555,622

		73,684,075

	Property & Casualty Insurance — 0.5%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	17,317,761
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,947,335
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	2,969,207
1,605,000	Travelers Cos., Inc. (The), 2.550%, 4/27/2050	1,596,576

		24,830,879

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,593,616

	REITs – Mortgage — 0.3%
12,311,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	9,848,800
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,136,750

		17,985,550

See accompanying notes to financial statements.	| 50

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Shopping Centers — 0.0%
$2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	$2,331,901

	Restaurants — 0.1%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,410,625
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	2,038,838

		4,449,463

	Retailers — 1.1%
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,123,794
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	10,838,783
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	16,909,811
381,212	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	428,539
411,407	CVS Pass-Through Trust, 6.036%, 12/10/2028	463,968
11,392,261	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,149,277
1,194,535	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,254,727
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	6,312,622
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,967,313
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,094,227

		62,543,061

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	440,383

	Technology — 4.9%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	31,676,446
1,300,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	1,375,721
5,156,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	5,571,657
5,002,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	5,566,751
17,895,000	Broadcom, Inc., 4.300%, 11/15/2032, 144A	19,634,010
31,450,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	35,699,992
12,400,000	Broadcom, Inc., 5.000%, 4/15/2030, 144A	14,252,223
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,997,500
3,745,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,736,012
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,995,287
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	10,026,291
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	18,700,594
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,902,396
16,735,000	KLA Corp., 5.650%, 11/01/2034	21,780,124
15,428,000	Micron Technology, Inc., 4.663%, 2/15/2030	17,905,495
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	12,708,285
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	4,219,124
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,393,985
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,015,258
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	997,238
25,480,000	Oracle Corp., 3.600%, 4/01/2050	28,356,173
2,675,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,810,826
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	984,201
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,673,277

		275,978,866

51 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 12.4%
$27,405,000	U.S. Treasury Bond, 2.000%, 2/15/2050	$31,385,148
22,710,000	U.S. Treasury Bond, 3.000%, 8/15/2048	31,231,573
30,680,000	U.S. Treasury Bond, 3.000%, 2/15/2049	42,357,575
267,555,000	U.S. Treasury Note, 0.125%, 4/30/2022	267,345,973
209,930,000	U.S. Treasury Note, 0.375%, 3/31/2022	210,676,236
42,565,000	U.S. Treasury Note, 1.375%, 1/31/2022	43,369,744
67,000,000	U.S. Treasury Note, 1.500%, 11/30/2021	68,256,250

		694,622,499

	Wireless — 2.4%
21,805,000	American Tower Corp., 2.100%, 6/15/2030	21,858,629
375,000	Bharti Airtel Ltd., 4.375%, 6/10/2025	386,998
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,315,933
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	4,096,948
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	25,323,198
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	7,518,526
730,000	Crown Castle International Corp., 4.150%, 7/01/2050	842,894
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	742,675
1,030,000	Sprint Communications, Inc., 7.000%, 8/15/2020	1,034,171
1,545,000	Sprint Corp., 7.250%, 9/15/2021	1,619,701
1,810,000	T-Mobile USA, Inc., 2.550%, 2/15/2031, 144A	1,816,371
59,470,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	66,187,731
980,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	991,721

		134,735,496

	Wirelines — 2.7%
20,495,000	AT&T, Inc., 3.650%, 6/01/2051	21,458,698
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	71,975,238
435,000	AT&T, Inc., 4.350%, 6/15/2045	489,522
3,105,000	AT&T, Inc., 4.500%, 3/09/2048	3,670,358
7,980,000	AT&T, Inc., 4.850%, 3/01/2039	9,624,863
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	863,428
2,070,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	2,071,863
33,105,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	43,275,187

		153,429,157

	Total Non-Convertible Bonds (Identified Cost $4,831,381,968)	5,168,846,673

Convertible Bonds — 0.8%
	Cable Satellite — 0.4%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,098,361
11,855,000	DISH Network Corp., 3.375%, 8/15/2026	10,890,177

		18,988,538

	Diversified Manufacturing — 0.1%
5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	4,250,650

	Electric — 0.0%
2,035,000	NRG Energy, Inc., 2.750%, 6/01/2048	2,057,411

See accompanying notes to financial statements.	| 52

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.0%
$6,390,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(c)(d)(f)	$168,568

	Pharmaceuticals — 0.3%
10,340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	12,636,090
4,125,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	4,800,560

		17,436,650

	Total Convertible Bonds (Identified Cost $47,477,443)	42,901,817

Municipals — 0.1%
	Michigan — 0.0%
1,515,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	1,517,424

	Virginia — 0.1%
7,515,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,195,688

	Total Municipals (Identified Cost $8,767,083)	8,713,112

	Total Bonds and Notes (Identified Cost $4,887,626,494)	5,220,461,602

Collateralized Loan Obligations — 2.4%
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 2.889%, 7/15/2031, 144A(b)	4,482,030
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 2.719%, 10/15/2030, 144A(b)	3,905,900
2,881,177	Atrium XII, Series 12A, Class AR, 3-month LIBOR + 0.830%, 1.928%, 4/22/2027, 144A(b)	2,849,458
83,001	Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.100%, 2.091%, 4/25/2026, 144A(b)	82,611
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 2.919%, 7/15/2031, 144A(b)	2,438,173
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 2.935%, 10/17/2031, 144A(b)	6,315,935
4,959,151	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 2.335%, 7/18/2026, 144A(b)	4,938,247
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 2.619%, 1/15/2031, 144A(b)	3,134,887
4,678,651	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 2.125%, 4/18/2027, 144A(b)	4,655,551
1,349,007	Flatiron CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.890%, 2.109%, 4/15/2027, 144A(b)	1,339,120
189,199	Galaxy XXIX CLO Ltd., Series 2018-29A, Class A, 3-month LIBOR + 0.790%, 1.182%, 11/15/2026, 144A(b)	185,877
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 2.685%, 4/20/2030, 144A(b)	5,194,286
324,683	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 2.067%, 4/28/2025, 144A(b)	324,473
5,490,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 2.798%, 10/22/2025, 144A(b)	5,429,759

53 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — continued
$1,000,000	Jamestown CLO IX Ltd., Series 2016-9A, Class A2R, 3-month LIBOR + 1.850%, 2.985%, 10/20/2028, 144A(b)	$978,282
9,058,838	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 1.821%, 7/25/2027, 144A(b)	8,909,769
536,723	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3-month LIBOR + 1.200%, 2.335%, 10/20/2026, 144A(b)	534,072
4,475,000	Madison Park Funding XII Ltd., Series 2014-12A, Class CR, 3-month LIBOR + 2.350%, 3.485%, 7/20/2026, 144A(b)	4,461,743
2,770,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 3.035%, 4/20/2026, 144A(b)	2,714,633
1,450,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 3.019%, 10/15/2030, 144A(b)	1,408,435
7,275,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 2.465%, 1/20/2032, 144A(b)	7,049,819
12,487,749	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 2.131%, 10/13/2027, 144A(b)	12,383,306
11,433,715	OCP CLO Ltd., Series 2015-10A, Class A1R, 3-month LIBOR + 0.820%, 1.811%, 10/26/2027, 144A(b)	11,272,380
725,360	OFSI Fund VII Ltd., Series 2014-7A, Class AR, 3-month LIBOR + 0.900%, 2.035%, 10/18/2026, 144A(b)	723,022
3,605,000	OZLM XXIV Ltd., Series 2019-24A, Class A2A, 3-month LIBOR + 2.250%, 3.385%, 7/20/2032, 144A(b)	3,499,529
8,927,360	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 1.985%, 7/20/2027, 144A(b)	8,705,431
4,605,208	Recette CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.920%, 2.055%, 10/20/2027, 144A(b)	4,539,270
1,000,000	Recette CLO Ltd., Series 2015-1A, Class CR, 3-month LIBOR + 1.700%, 2.835%, 10/20/2027, 144A(b)	962,080
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 2.841%, 10/25/2031, 144A(b)	988,097
4,674,417	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3-month LIBOR + 0.800%, 1.171%, 2/28/2026, 144A(b)	4,566,235
3,020,980	Venture XX CLO Ltd., Series 2015-20A, Class AR, 3-month LIBOR + 0.820%, 2.039%, 4/15/2027, 144A(b)	2,956,638
7,012,309	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 2.099%, 7/15/2027, 144A(b)	6,948,678
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 2.835%, 10/18/2031, 144A(b)	3,214,917
272,598	Voya CLO Ltd., Series 2014-3A, Class A1R, 3-month LIBOR + 0.720%, 1.711%, 7/25/2026, 144A(b)	268,934
2,949,388	West CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.920%, 2.055%, 7/18/2026, 144A(b)	2,934,526

	Total Collateralized Loan Obligations (Identified Cost $134,112,956)	135,296,103

See accompanying notes to financial statements.	| 54

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks – 0.5%
	Banking – 0.2%
8,233	Bank of America Corp., Series L, 7.250%	$11,050,333

	Electric – 0.1%
59,423	NextEra Energy, Inc., 5.279%	2,522,506

	Food & Beverage – 0.2%
138,889	Bunge Ltd., 4.875%	12,388,899

	Independent Energy – 0.0%
40,860	Chesapeake Energy Corp., 5.000%(c)(e)(g)	—

	Total Preferred Stocks (Identified Cost $31,254,224)	25,961,738

Principal Amount
Short-Term Investments – 3.5%
$197,572,546	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $197,572,546 on 7/01/2020 collateralized by $61,729,200 U.S. Treasury Note, 2.750% due 8/31/2025 valued at $70,017,755; $115,173,600 U.S. Treasury Note, 2.875% due 7/31/2025 valued at $131,506,311 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $197,572,546)	197,572,546

	Total Investments — 99.3% (Identified Cost $5,250,566,220)	5,579,291,989
	Other assets less liabilities — 0.7%	36,811,982

	Net Assets — 100.0%	$5,616,103,971

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.
(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2020, the value of these securities amounted to $80,770,270 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of this security amounted to $0 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $1,943,739,611 or 34.6% of net assets.

55 |	See accompanying notes to financial statements.

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

At June 30, 2020, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* Series 34 500, 5-Year	5.00%	06/20/2025	5.16%	105,735,000	$(4,418,627)	$(608,707)	$3,809,920
CDX.NA.HY* Series 34 500, 5-Year	5.00%	06/20/2025	5.16%	125,115,000	(7,021,981)	(558,439)	6,463,542

Total						$(1,167,146)	$10,273,462

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement..

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

See accompanying notes to financial statements.	| 56

Portfolio of Investments – as of June 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	12.4%
Banking	8.1
ABS Car Loan	6.5
ABS Home Equity	5.0
Technology	4.9
Metals & Mining	3.8
Aerospace & Defense	3.6
Life Insurance	3.4
ABS Other	3.2
Food & Beverage	3.1
Midstream	2.9
Electric	2.8
Cable Satellite	2.8
Wirelines	2.7
Automotive	2.4
Wireless	2.4
Healthcare	2.2
Finance Companies	2.0
Other Investments, less than 2% each	19.2
Short-Term Investments	3.5
Collateralized Loan Obligations	2.4

Total Investments	99.3
Other assets less liabilities (including swap agreements)	0.7

Net Assets	100.0%

57 |	See accompanying notes to financial statements.

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
ASSETS
Investments at cost	$120,270,903	$25,386,812	$5,250,566,220
Net unrealized appreciation (depreciation)	(9,210,810)	1,202,495	328,725,769

Investments at value	111,060,093	26,589,307	5,579,291,989
Cash	1,367	—	—
Due from brokers (Note 2)	—	—	32,050,000
Receivable for Fund shares sold	223,960	880	14,050,692
Receivable from investment adviser (Note 6)	—	2,255	—
Receivable for securities sold	732,093	—	1,685,880
Dividends and interest receivable	1,580,679	248,412	40,347,683
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	1,985,481
Prepaid expenses (Note 8)	22	2	937

TOTAL ASSETS	113,598,214	26,840,856	5,669,412,662

LIABILITIES
Payable for securities purchased	2,330,555	1,184,880	16,916,428
Payable for Fund shares redeemed	53,273	3,150	7,234,192
Payable to custodian bank (Note 9)	—	—	25,949,394
Management fees payable (Note 6)	29,171	—	1,654,387
Deferred Trustees’ fees (Note 6)	178,319	56,132	942,022
Administrative fees payable (Note 6)	3,730	928	194,832
Payable to distributor (Note 6d)	846	39	37,329
Other accounts payable and accrued expenses	67,711	51,187	380,107

TOTAL LIABILITIES	2,663,605	1,296,316	53,308,691

NET ASSETS	$110,934,609	$25,544,540	$5,616,103,971

NET ASSETS CONSIST OF:
Paid-in capital	$129,330,438	$24,757,888	$5,094,077,203
Accumulated earnings (loss)	(18,395,829)	786,652	522,026,768

NET ASSETS	$110,934,609	$25,544,540	$5,616,103,971

See accompanying notes to financial statements.	| 58

Statements of Assets and Liabilities (continued)

June 30, 2020 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$19,179,051	$8,377,282	$809,447,554

Shares of beneficial interest	4,848,585	805,591	69,174,902

Net asset value and redemption price per share	$3.96	$10.40	$11.70

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.14	$10.72	$12.22

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,512,268	$1,555,966	$176,067,763

Shares of beneficial interest	632,731	149,600	15,225,692

Net asset value and offering price per share	$3.97	$10.40	$11.56

Class N shares:
Net assets	$12,805,120	$—	$1,197,188,467

Shares of beneficial interest	3,235,241	—	102,297,340

Net asset value, offering and redemption price per share	$3.96	$—	$11.70

Class Y shares:
Net assets	$76,438,170	$15,611,292	$3,321,439,680

Shares of beneficial interest	19,354,842	1,499,101	283,638,812

Net asset value, offering and redemption price per share	$3.95	$10.41	$11.71

Admin Class shares:
Net assets	$—	$—	$111,960,507

Shares of beneficial interest	—	—	9,594,436

Net asset value, offering and redemption price per share	$—	$—	$11.67

59 |	See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
INVESTMENT INCOME
Interest	$3,811,859	$238,859	$99,342,769
Dividends	217,033	5,583	514,857

	4,028,892	244,442	99,857,626

Expenses
Management fees (Note 6)	372,021	35,851	10,827,404
Service and distribution fees (Note 6)	39,833	17,327	2,165,802
Administrative fees (Note 6)	27,561	3,992	1,198,887
Trustees’ fees and expenses (Note 6)	9,351	9,273	97,808
Transfer agent fees and expenses (Notes 6 and 7)	60,989	6,571	1,718,708
Audit and tax services fees	25,959	26,030	31,338
Custodian fees and expenses	8,154	2,587	87,921
Legal fees (Note 8)	1,888	471	63,228
Registration fees	45,363	12,268	93,719
Shareholder reporting expenses	15,352	2,572	166,711
Miscellaneous expenses (Note 8)	17,185	13,683	106,724

Total expenses	623,656	130,625	16,558,250
Less waiver and/or expense reimbursement (Note 6)	(121,218)	(72,917)	(880,120)

Net expenses	502,438	57,708	15,678,130

Net investment income	3,526,454	186,734	84,179,496

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(3,477,969)	159,075	184,315,002
Swap agreements	—	—	3,403,409
Foreign currency transactions (Note 2c)	—	—	120,794
Net change in unrealized appreciation (depreciation) on:
Investments	(9,395,373)	30,604	11,156,956
Swap agreements	—	—	10,273,462
Foreign currency translations (Note 2c)	—	—	(514)

Net realized and unrealized gain (loss) on investments, swap agreements and foreign currency transactions	(12,873,342)	189,679	209,269,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,346,888)	$376,413	$293,448,605

See accompanying notes to financial statements.	| 60

Statements of Changes in Net Assets

	High Income Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,526,454	$7,362,208
Net realized loss on investments	(3,477,969)	(430,482)
Net change in unrealized appreciation (depreciation) on investments	(9,395,373)	9,756,973

Net increase (decrease) in net assets resulting from operations	(9,346,888)	16,688,699

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(525,078)	(1,135,803)
Class C	(65,965)	(194,240)
Class N	(337,742)	(609,528)
Class Y	(2,473,008)	(5,638,962)

Total distributions	(3,401,793)	(7,578,533)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(23,643,694)	1,738,584

Net increase (decrease) in net assets	(36,392,375)	10,848,750
NET ASSETS
Beginning of the period	147,326,984	136,478,234

End of the period	$110,934,609	$147,326,984

61 |	See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

	Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$186,734	$488,192
Net realized gain on investments	159,075	156,434
Net change in unrealized appreciation (depreciation) on investments	30,604	682,883

Net increase in net assets resulting from operations	376,413	1,327,509

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(84,918)	(157,363)
Class C	(9,819)	(23,074)
Class Y	(92,091)	(307,772)

Total distributions	(186,828)	(488,209)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	6,329,951	(4,018,800)

Net increase (decrease) in net assets	6,519,536	(3,179,500)
NET ASSETS
Beginning of the period	19,025,004	22,204,504

End of the period	$25,544,540	$19,025,004

See accompanying notes to financial statements.	| 62

Statements of Changes in Net Assets (continued)

	Investment Grade Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$84,179,496	$180,954,803
Net realized gain on investments, swap agreements and foreign currency transactions	187,839,205	74,860,931
Net change in unrealized appreciation (depreciation) on investments, swap agreements and foreign currency translations	21,429,904	216,386,447

Net increase in net assets resulting from operations	293,448,605	472,202,181

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,845,145)	(25,364,474)
Class C	(3,191,679)	(6,942,862)
Class N	(26,150,948)	(47,788,079)
Class Y	(68,479,496)	(111,238,434)
Admin Class	(2,163,866)	(3,581,152)

Total distributions	(115,831,134)	(194,915,001)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(135,509,597)	(31,559,822)

Net increase in net assets	42,107,874	245,727,358
NET ASSETS
Beginning of the period	5,573,996,097	5,328,268,739

End of the period	$5,616,103,971	$5,573,996,097

63 |	See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$4.25		$3.99		$4.25		$4.37	$4.23		$3.99	$4.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20		0.05		0.20	0.22		0.20	0.19
Net realized and unrealized gain (loss)	(0.29)		0.27		(0.24)		(0.14)	0.12		0.21	(0.39)

Total from Investment Operations	(0.18)		0.47		(0.19)		0.06	0.34		0.41	(0.20)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.21)		(0.06)		(0.18)	(0.20)		(0.16)	(0.19)
Net realized capital gains	—		—		(0.01)		—	—		(0.01)	(0.11)

Total Distributions	(0.11)		(0.21)		(0.07)		(0.18)	(0.20)		(0.17)	(0.30)

Net asset value, end of the period	$3.96		$4.25		$3.99		$4.25	$4.37		$4.23	$3.99

Total return(b)(c)	(4.27	)%(d)	11.94%		(4.54	)%(d)	1.41%	8.17%		10.66%	(4.78)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,179		$23,199		$23,125		$26,175	$34,039		$34,820	$37,870
Net expenses(e)	1.00	%(f)	1.03	%(g)	1.05	%(f)	1.05%	1.09	%(h)	1.10%	1.11	%(i)
Gross expenses	1.20	%(f)	1.18%		1.27	%(f)	1.16%	1.15%		1.14%	1.13%
Net investment income	5.51	%(f)	4.84%		5.13	%(f)	4.73%	5.03%		5.16%	4.41%
Portfolio turnover rate	53%		48%		17%		55%	46%		38%	69%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(i)	Effective July 1, 2015, the expense limit decreased to 1.10%.

See accompanying notes to financial statements.	| 64

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$4.27		$4.00		$4.27		$4.38	$4.24		$4.00	$4.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.17		0.05		0.17	0.18		0.18	0.16
Net realized and unrealized gain (loss)	(0.30)		0.28		(0.26)		(0.13)	0.12		0.20	(0.39)

Total from Investment Operations	(0.21)		0.45		(0.21)		0.04	0.30		0.38	(0.23)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.18)		(0.05)		(0.15)	(0.16)		(0.13)	(0.16)
Net realized capital gains	—		—		(0.01)		—	—		(0.01)	(0.11)

Total Distributions	(0.09)		(0.18)		(0.06)		(0.15)	(0.16)		(0.14)	(0.27)

Net asset value, end of the period	$3.97		$4.27		$4.00		$4.27	$4.38		$4.24	$4.00

Total return(b)(c)	(4.85	)%(d)	11.32%		(4.95	)%(d)	0.86%	7.33%		9.81%	(5.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,512		$3,836		$5,351		$6,248	$11,227		$12,288	$12,609
Net expenses(e)	1.75	%(f)	1.78	%(g)	1.80	%(f)	1.80%	1.84	%(h)	1.85%	1.86	%(i)
Gross expenses	1.95	%(f)	1.93%		2.02	%(f)	1.91%	1.90%		1.89%	1.88%
Net investment income	4.72	%(f)	4.11%		4.38	%(f)	3.99%	4.29%		4.43%	3.68%
Portfolio turnover rate	53%		48%		17%		55%	46%		38%	69%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.80% to 1.75%.
(h)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(i)	Effective July 1, 2015, the expense limit decreased to 1.85%.

65 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Period Ended September 30, 2017**
Net asset value, beginning of the period	$4.25		$3.99		$4.25		$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.22		0.06		0.20	0.19
Net realized and unrealized gain (loss)	(0.30)		0.26		(0.25)		(0.12)	0.18

Total from Investment Operations	(0.18)		0.48		(0.19)		0.08	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.22)		(0.06)		(0.19)	(0.17)
Net realized capital gains	—		—		(0.01)		—	—

Total Distributions	(0.11)		(0.22)		(0.07)		(0.19)	(0.17)

Net asset value, end of the period	$3.96		$4.25		$3.99		$4.25	$4.36

Total return(b)	(4.13	)%(c)	12.28%		(4.47	)%(c)	1.96%	8.99	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,805		$11,977		$10,417		$10,338	$1
Net expenses(d)	0.70	%(e)	0.72	%(f)	0.75	%(e)	0.75%	0.75	%(e)(g)
Gross expenses	0.86	%(e)	0.82%		0.89	%(e)	0.79%	31.73	%(e)
Net investment income	5.85	%(e)	5.13%		5.45	%(e)	4.65%	5.19	%(e)
Portfolio turnover rate	53%		48%		17%		55%	46	%(h)

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
**	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.75% to 0.70%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.	| 66

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$4.25		$3.98		$4.24		$4.36	$4.22		$3.98	$4.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.21		0.06		0.21	0.23		0.21	0.20
Net realized and unrealized gain (loss)	(0.30)		0.28		(0.25)		(0.14)	0.12		0.21	(0.39)

Total from Investment Operations	(0.19)		0.49		(0.19)		0.07	0.35		0.42	(0.19)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.22)		(0.06)		(0.19)	(0.21)		(0.17)	(0.20)
Net realized capital gains	—		—		(0.01)		—	—		(0.01)	(0.11)

Total Distributions	(0.11)		(0.22)		(0.07)		(0.19)	(0.21)		(0.18)	(0.31)

Net asset value, end of the period	$3.95		$4.25		$3.98		$4.24	$4.36		$4.22	$3.98

Total return(b)	(4.39	)%(c)	12.52%		(4.49	)%(c)	1.68%	8.47%		10.98%	(4.54)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$76,438		$108,315		$97,585		$127,699	$133,940		$129,169	$116,837
Net expenses(d)	0.75	%(e)	0.77	%(f)	0.80	%(e)	0.80%	0.84	%(g)	0.85%	0.86	%(h)
Gross expenses	0.95	%(e)	0.93%		1.02	%(e)	0.91%	0.90%		0.89%	0.88%
Net investment income	5.74	%(e)	5.07%		5.39	%(e)	4.98%	5.28%		5.43%	4.67%
Portfolio turnover rate	53%		48%		17%		55%	46%		38%	69%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.80% to 0.75%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(h)	Effective July 1, 2015, the expense limit decreased to 0.85%.

67 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$10.38		$9.97	$10.17	$9.89	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.24	0.22	0.19	0.12	0.13
Net realized and unrealized gain (loss)	0.02		0.41	(0.19)	0.28	(0.20)	0.10

Total from Investment Operations	0.13		0.65	0.03	0.47	(0.08)	0.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.24)	(0.23)	(0.19)	(0.12)	(0.14)

Net asset value, end of the period	$10.40		$10.38	$9.97	$10.17	$9.89	$10.09

Total return(b)(c)	1.24	%(d)	6.54%	0.33%	4.77%	(0.79)%	2.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,377		$7,567	$6,019	$6,004	$5,474	$6,427
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.70%	0.74	%(g)
Gross expenses	1.52	%(f)	1.84%	1.30%	1.10%	0.88%	1.12%
Net investment income	2.10	%(f)	2.31%	2.24%	1.87%	1.19%	1.27%
Portfolio turnover rate	41%		11%	65%	34%	48%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.

See accompanying notes to financial statements.	| 68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$10.38		$9.98	$10.18	$9.90	$10.09	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.16	0.15	0.11	0.04	0.05
Net realized and unrealized gain (loss)	0.02		0.40	(0.19)	0.28	(0.18)	0.11

Total from Investment Operations	0.09		0.56	(0.04)	0.39	(0.14)	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.16)	(0.16)	(0.11)	(0.05)	(0.06)

Net asset value, end of the period	$10.40		$10.38	$9.98	$10.18	$9.90	$10.09

Total return(b)(c)	0.88	%(d)	5.64%	(0.42)%	3.98%	(1.44)%	1.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,556		$1,420	$1,675	$2,395	$4,015	$6,355
Net expenses(e)	1.45	%(f)	1.45%	1.45%	1.45%	1.45%	1.49	%(g)
Gross expenses	2.27	%(f)	2.60%	2.05%	1.83%	1.63%	1.88%
Net investment income	1.34	%(f)	1.57%	1.49%	1.10%	0.44%	0.52%
Portfolio turnover rate	41%		11%	65%	34%	48%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.

69 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of the period	$10.40		$9.99	$10.19	$9.90	$10.10	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.26	0.25	0.21	0.15	0.15
Net realized and unrealized gain (loss)	0.02		0.41	(0.20)	0.29	(0.20)	0.11

Total from Investment Operations	0.13		0.67	0.05	0.50	(0.05)	0.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.26)	(0.25)	(0.21)	(0.15)	(0.16)

Net asset value, end of the period	$10.41		$10.40	$9.99	$10.19	$9.90	$10.10

Total return(b)	1.27	%(c)	6.80%	0.58%	5.13%	(0.55)%	2.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,611		$10,039	$14,510	$28,960	$49,179	$66,713
Net expenses(d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.49	%(f)
Gross expenses	1.26	%(e)	1.60%	1.04%	0.83%	0.63%	0.85%
Net investment income	2.19	%(e)	2.57%	2.47%	2.09%	1.44%	1.48%
Portfolio turnover rate	41%		11%	65%	34%	48%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.

See accompanying notes to financial statements.	| 70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.33		$10.77		$10.98		$11.30		$11.59		$11.10	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35		0.08		0.30		0.36		0.39	0.40
Net realized and unrealized gain (loss)	0.43		0.58		(0.16)		(0.28)		0.05		0.48	(0.95)

Total from Investment Operations	0.60		0.93		(0.08)		0.02		0.41		0.87	(0.55)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.36)		(0.08)		(0.21)		(0.26)		(0.23)	(0.34)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.23)		(0.37)		(0.13)		(0.34)		(0.70)		(0.38)	(0.46)

Net asset value, end of the period	$11.70		$11.33		$10.77		$10.98		$11.30		$11.59	$11.10

Total return(b)	5.47	%(c)(d)	8.78	%(c)	(0.66	)%(c)(d)	0.19	%(c)	3.88%		8.06%	(4.72)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$809,448		$772,485		$721,110		$777,391		$902,955		$1,130,260	$1,628,216
Net expenses	0.76	%(e)(f)	0.77	%(e)(g)	0.78	%(e)(f)	0.80	%(e)(h)	0.82	%(i)	0.85%	0.83%
Gross expenses	0.80	%(f)	0.81%		0.82	%(f)	0.82%		0.82%		0.85%	0.83%
Net investment income	2.93	%(f)	3.10%		3.09	%(f)	2.73%		3.23%		3.49%	3.38%
Portfolio turnover rate	45%		44	%(j)	39	%(j)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.78% to 0.76%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(j)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

71 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.20		$10.65		$10.86		$11.19		$11.48		$11.00	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.26		0.06		0.22		0.27		0.30	0.31
Net realized and unrealized gain (loss)	0.43		0.58		(0.16)		(0.28)		0.06		0.47	(0.94)

Total from Investment Operations	0.55		0.84		(0.10)		(0.06)		0.33		0.77	(0.63)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.28)		(0.06)		(0.14)		(0.18)		(0.14)	(0.25)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.19)		(0.29)		(0.11)		(0.27)		(0.62)		(0.29)	(0.37)

Net asset value, end of the period	$11.56		$11.20		$10.65		$10.86		$11.19		$11.48	$11.00

Total return(b)	5.06	%(c)(d)	7.94	%(c)	(0.86	)%(c)(d)	(0.53	)%(c)	3.12%		7.18%	(5.40)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,068		$204,395		$366,068		$412,788		$689,798		$1,001,522	$1,219,687
Net expenses	1.51	%(e)(f)	1.52	%(e)(g)	1.53	%(e)(f)	1.55	%(e)(h)	1.57	%(i)	1.60%	1.58%
Gross expenses	1.55	%(f)	1.56%		1.57	%(f)	1.57%		1.57%		1.60%	1.58%
Net investment income	2.17	%(f)	2.35%		2.34	%(f)	1.96%		2.49%		2.74%	2.63%
Portfolio turnover rate	45%		44	%(j)	39	%(j)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.53% to 1.51%.
(h)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(i)	Effective July 1, 2017, the expense limit decreased to 1.55%.
(j)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.	| 72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.33		$10.78		$10.98		$11.30		$11.58		$11.11	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.38		0.09		0.34		0.39		0.43	0.44
Net realized and unrealized gain (loss)	0.44		0.58		(0.15)		(0.28)		0.07		0.47	(0.93)

Total from Investment Operations	0.62		0.96		(0.06)		0.06		0.46		0.90	(0.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.40)		(0.09)		(0.25)		(0.30)		(0.28)	(0.39)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.25)		(0.41)		(0.14)		(0.38)		(0.74)		(0.43)	(0.51)

Net asset value, end of the period	$11.70		$11.33		$10.78		$10.98		$11.30		$11.58	$11.11

Total return	5.62	%(b)(c)	9.11%		(0.58	)%(c)	0.50%		4.34%		8.31%	(4.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,197,188		$1,367,172		$1,216,690		$1,251,189		$1,203,169		$47,343	$21,851
Net expenses	0.46	%(d)(e)	0.47	%(f)	0.48	%(e)	0.47	%(g)	0.48	%(h)	0.47%	0.47%
Gross expenses	0.47	%(e)	0.47%		0.48	%(e)	0.47%		0.48%		0.47%	0.47%
Net investment income	3.22	%(e)	3.40%		3.40	%(e)	3.05%		3.51%		3.88%	3.78%
Portfolio turnover rate	45%		44	%(i)	39	%(i)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.48% to 0.46%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.50%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

73 |	See accompanying notes to financial statements.

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015
Net asset value, beginning of the period	$11.34		$10.78		$10.99		$11.31		$11.59		$11.11	$12.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37		0.09		0.33		0.39		0.42	0.43
Net realized and unrealized gain (loss)	0.44		0.59		(0.16)		(0.28)		0.06		0.47	(0.95)

Total from Investment Operations	0.62		0.96		(0.07)		0.05		0.45		0.89	(0.52)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.39)		(0.09)		(0.24)		(0.29)		(0.26)	(0.37)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)	(0.12)

Total Distributions	(0.25)		(0.40)		(0.14)		(0.37)		(0.73)		(0.41)	(0.49)

Net asset value, end of the period	$11.71		$11.34		$10.78		$10.99		$11.31		$11.59	$11.11

Total return	5.59	%(b)(c)	9.04	%(b)	(0.59	)%(b)(c)	0.43	%(b)	4.24%		8.25%	(4.47)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,321,440		$3,118,505		$2,912,537		$3,001,906		$3,453,137		$4,571,167	$6,081,536
Net expenses	0.51	%(d)(e)	0.52	%(d)(f)	0.53	%(d)(e)	0.55	%(d)(g)	0.57	%(h)	0.60%	0.58%
Gross expenses	0.55	%(e)	0.56%		0.57	%(e)	0.57%		0.57%		0.60%	0.58%
Net investment income	3.18	%(e)	3.35%		3.35	%(e)	2.98%		3.48%		3.74%	3.63%
Portfolio turnover rate	45%		44	%(i)	39	%(i)	3%		10%		11%	23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2019, the expense limit decreased from 0.53% to 0.51%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.55%.
(i)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.	| 74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015
Net asset value, beginning of the period	$11.30		$10.75		$10.95		$11.28		$11.56		$11.08		$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.32		0.08		0.28		0.34		0.37		0.37
Net realized and unrealized gain (loss)	0.44		0.58		(0.15)		(0.28)		0.06		0.47		(0.95)

Total from Investment Operations	0.59		0.90		(0.07)		0.00	(b)	0.40		0.84		(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.34)		(0.08)		(0.20)		(0.24)		(0.21)		(0.31)
Net realized capital gains	(0.07)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)		(0.12)

Total Distributions	(0.22)		(0.35)		(0.13)		(0.33)		(0.68)		(0.36)		(0.43)

Net asset value, end of the period	$11.67		$11.30		$10.75		$10.95		$11.28		$11.56		$11.08

Total return	5.36	%(c)(d)	8.43	%(c)	(0.63	)%(c)(d)	(0.07	)%(c)	3.76	%(c)	7.73%		(4.95)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$111,961		$111,439		$111,864		$115,301		$25,521		$35,294		$37,355
Net expenses	1.01	%(e)(f)	1.02	%(e)(g)	1.03	%(e)(f)	1.02	%(e)(h)(i)	1.02	%(e)(j)(k)	1.07	%(l)	1.08%
Gross expenses	1.05	%(f)	1.06%		1.07	%(f)	1.05	%(h)	1.03	%(j)	1.07	%(l)	1.08%
Net investment income	2.68	%(f)	2.85%		2.85	%(f)	2.56%		3.03%		3.27%		3.14%
Portfolio turnover rate	45%		44	%(m)	39	%(m)	3%		10%		11%		23%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 1.03% to 1.01%.
(h)	Includes refund of prior year service fee of 0.02%.
(i)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(j)	Includes refund of prior year service fee of 0.05%.
(k)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(l)	Includes refund of prior year service fee of 0.03%.
(m)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

75 |	See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.  Organization.  Natixis Funds Trust II and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust II:

Loomis Sayles Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. High Income Fund and Investment Grade Bond Fund also offer Class N shares. In addition, Investment Grade Bond Fund also offers Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for High Income Fund and Investment Grade Bond Fund and 3.00% for Intermediate Municipal Bond Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A,

| 76

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be

77 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2020, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$811,064	0.7%	$449,612	0.4%
Investment Grade Bond Fund	80,770,270	1.4%	—	Less than 0.1%

| 78

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and

79 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Fund during the six months ended June 30, 2020.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a

| 80

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

No futures contracts were held by the Funds during the six months ended June 30, 2020.

f.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s

81 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are

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recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2020.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2020 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where

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reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities, capital gains taxes, distributions in excess of income and/or capital gain, return of capital distributions received, perpetual bond adjustments, distribution re-designations, foreign currency gains and losses, passive foreign investment company adjustments, paydown gains and losses and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to convertible bonds, defaulted and/or non-income producing securities, deferred Trustees’ fees, premium amortization, perpetual bond adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
High Income Fund	$7,578,533	$—	$—	$7,578,533
Intermediate Municipal Bond Fund	3,751	484,458	—	488,209
Investment Grade Bond Fund	194,915,001	—	—	194,915,001

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2019, capital loss carryforwards were as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
Capital loss carryforward:
Short-term:
No expiration date	$(525,013)	$(527,783)	$—
Long-term:
No expiration date	(4,818,541)	—	—

Total capital loss carryforward	$(5,343,554)	$(527,783)	$—

As of June 30, 2020, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund
Federal tax cost	$120,408,870	$25,386,812	$5,254,777,750

Gross tax appreciation	$5,228,426	$1,223,599	$424,581,520
Gross tax depreciation	(14,577,203)	(21,104)	(89,793,819)

Net tax appreciation (depreciation)	$(9,348,777)	$1,202,495	$334,787,701

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

j.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement.

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Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Loan Participations.  A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Collateralized Loan Obligations.  Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateral securities and the class of the instrument in which a Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2020, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  Due from Brokers.  Transactions and positions in certain swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer

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agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Investment Grade Bond Fund represents cash pledged as initial margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.

o.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2020, none of the Funds had loaned securities under this agreement.

p.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

q.  New Accounting Pronouncement.  In March 2020, the FASB issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than December 31, 2021, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have

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contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$923,755	$—	(b)	$923,755
Non-Agency Commercial Mortgage-Backed Securities	—	1,269,791	190,690	(c)	1,460,481
All Other Non-Convertible Bonds(a)	—	96,097,950	—		96,097,950

Total Non-Convertible Bonds	—	98,291,496	190,690		98,482,186

Convertible Bonds(a)	—	3,454,947	—		3,454,947

Total Bonds and Notes	—	101,746,443	190,690		101,937,133

Collateralized Loan Obligations	—	220,724	—		220,724
Loan Participations(a)	—	—	133,422	(c)	133,422
Preferred Stocks
Banking	111,402	—	—		111,402
Food & Beverage	—	1,433,355	—		1,433,355
Midstream	—	—	—	(b)	—

Total Preferred Stocks	111,402	1,433,355	—		1,544,757

Common Stocks
Chemicals	—	86,006	—		86,006
All Other Common Stocks(a)	221,977	—	—		221,977

Total Common Stocks	221,977	86,006	—		307,983

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Notes to Financial Statements (continued)

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Other Investments(a)	$—	$—	$125,500	(c)	$125,500
Warrants	—	4,078	—		4,078
Short-Term Investments	—	6,786,496	—		6,786,496

Total	$333,379	$110,277,102	$449,612		$111,060,093

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Includes securities fair valued at zero by the Fund’s adviser using level 3 inputs.
(c)	Fair valued by the Fund’s adviser.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$24,916,263	$—	$24,916,263
Short-Term Investments	—	1,673,044	—	1,673,044

Total	$—	$26,589,307	$—	$26,589,307

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds ABS Other	$—	$154,945,107	$26,306,108	(b)	$181,251,215
All Other Non-Convertible Bonds(a)	—	4,987,595,458	—		4,987,595,458

Total Non-Convertible Bonds	—	5,142,540,565	26,306,108		5,168,846,673

Convertible Bonds(a)	—	42,901,817	—		42,901,817
Municipals(a)	—	8,713,112	—		8,713,112

Total Bonds and Notes	—	5,194,155,494	26,306,108		5,220,461,602

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Investment Grade Bond Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Collateralized Loan Obligations	—	135,296,103	—		135,296,103
Preferred Stocks
Food & Beverage	—	12,388,899	—		12,388,899
Independent Energy	—	—	—	(c)	—
All Other Preferred Stocks(a)	13,572,839	—	—		13,572,839

Total Preferred Stocks	13,572,839	12,388,899	—		25,961,738

Short-Term Investments	—	197,572,546	—		197,572,546
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	10,273,462	—		10,273,462

Total	$13,572,839	$5,549,686,504	$26,306,108		$5,589,565,451

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

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Notes to Financial Statements (continued)

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The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or June 30, 2020:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$67,865	$1,050,446	$(1,118,311)	$—
Non-Agency Commercial Mortgage-Backed Securities	325,435		—	—	(134,745)	—
Loan Participations
ABS Other	—		13	226	(162,332)	—
Preferred Stocks
Convertible Preferred Stocks
Midstream	196,350		—	—	(196,350)	—
Common Stocks
Oil, Gas & Consumable Fuels	52,304		—	—	—	—
Other Investments
Aircraft ABS	864,000		—	—	(738,500)	—

Total	$1,438,089		$67,878	$1,050,672	$(2,350,238)	$—

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Notes to Financial Statements (continued)

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High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	(a)	$(1,118,311)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	190,690		(134,745)
Loan Participations
ABS Other	(102,858)	398,373	—	133,422		(162,332)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	—	(a)	(196,350)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	(52,304)	—		—
Other Investments
Aircraft ABS	—	—	—	125,500		(738,500)

Total	$(102,858)	$398,373	$(52,304)	$449,612		$(2,350,238)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $398,373 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

A common stock valued at $52,304 was transferred from Level 3 to Level 1 during the period ended June 30, 2020. At December 31, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2020, this security was valued at the market price in the in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

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Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds ABS Other	$—	$—	$—	$(12,955,633)	$—
Preferred Stocks
Independent Energy	721,179	—	—	(721,179)	—

Total	$721,179	$—	$—	$(13,676,812)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds ABS Other	$—	$39,261,741	$—	$26,306,108	$(12,955,633)
Preferred Stocks
Independent Energy	—	—	—	— (a)	(721,179)

Total	$—	$39,261,741	$—	$26,306,108	$(13,676,812)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $39,261,741 was transferred from Level 2 to Level 3 during the period ended June 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

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4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Investment Grade Bond Fund used during the period include swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2020, the Fund engaged in credit default swap transactions (as a protection seller) to gain investment exposure.

The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2020, as reflected within the Statements of Assets and Liabilities:

Liabilities	Swap agreements at value[1]
Exchange-traded/cleared liability derivatives Credit contracts	$(1,167,146)

[1]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract.

Transactions in derivative instruments for Investment Grade Bond Fund during the six month ended June 30, 2020, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$3,403,409

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$10,273,462

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

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The volume of swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2020:

Investment Grade Bond Fund	Credit Default Swaps
Average Notional Amount Outstanding	2.18%
Highest Notional Amount Outstanding	4.77%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2020	4.11%

Unrealized gain and/or loss on open swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Investment Grade Bond Fund	$34,035,481	$34,035,481

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Notes to Financial Statements (continued)

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5.  Purchases and Sales of Securities.  For the six months ended June 30, 2020, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$—	$719,832	$63,309,214	$89,893,916
Intermediate Municipal Bond Fund	—	—	13,609,141	7,325,408
Investment Grade Bond Fund	684,785,144	1,176,103,559	1,648,891,653	1,364,172,077

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to High Income Fund and Investment Grade Bond Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $15 billion	Over $15 billion
High Income Fund	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.38%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to Intermediate Municipal Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis.

Under the terms of the management agreement, Intermediate Municipal Bond Fund pays a management fee at the annual rate of 0.40% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into a subadvisory agreement for the Fund with Loomis Sayles. Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the annual rate of 0.20% of the Fund’s average daily net assets, calculated daily and payable monthly.

97 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Payments to Natixis Advisors are reduced by the amounts of payments to Loomis Sayles, as calculated based on the above.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2020 the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

		Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%	—
Investment Grade Bond Fund	0.76%	1.51%	0.46%	0.51%	1.01%

Effective July 1, 2020, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Investment Grade Bond Fund are as follows:

		Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.75%	1.50%	0.45%	0.50%	1.00%

This new undertaking is in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more

| 98

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2020, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets Gross Net
High Income Fund	$372,021	$120,477	$251,544	0.60%	0.41%
Intermediate Municipal Bond Fund	35,851	35,851	—	0.40%	—%
Investment Grade Bond Fund	10,827,404	880,120	9,947,284	0.40%	0.37%

[1]	Management fee waivers are subject to possible recovery until December 31, 2021.

For the six months ended June 30, 2020, expenses have been reimbursed as follows:

Fund	Reimbursement
Intermediate Municipal Bond Fund	$37,066

No expenses were recovered for any of the Funds during the six months ended June 30, 2020 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plan, Investment Grade Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Investment Grade Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended June 30, 2020, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$24,917	$3,729	$—	$11,187	$—
Intermediate Municipal Bond Fund	10,092	1,809	—	5,426	—
Investment Grade Bond Fund	959,646	232,578	137,922	697,734	137,922

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

For the six months ended June 30, 2020, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$27,561
Intermediate Municipal Bond Fund	3,992
Investment Grade Bond Fund	1,198,887

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2020, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$48,194
Intermediate Municipal Bond Fund	1,606
Investment Grade Bond Fund	1,621,292

As of June 30, 2020, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$846
Intermediate Municipal Bond Fund	39
Investment Grade Bond Fund	37,329

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2020, were as follows:

Fund	Commissions
High Income Fund	$1,662
Intermediate Municipal Bond Fund	405
Investment Grade Bond Fund	29,864

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2020, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund representing 0.13% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2021 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2020, Natixis Advisors reimbursed the Fund $741 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for High Income Fund and Investment Grade Bond Fund attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended June 30, 2020, High Income Fund and Investment Grade Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,590	$1,603	$741	$48,055	$—
Investment Grade Bond Fund	313,599	76,041	3,057	1,280,938	45,073

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of

103 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2020, none of the Funds had borrowings under this agreement.

9.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate per annum equal to the Federal Funds rate plus a variable spread. At June 30, 2020, Investment Grade Bond Fund had a payable to the custodian bank of $25,949,394 for an overdraft. No interest was incurred as a result of this overdraft.

10.  Risk.  Each Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the rapidly evolving public health emergency known as coronavirus (“COVID-19”). As the situation continues to unfold, the extent and duration of the impact that the COVID-19 outbreak may have on financial markets and the economy as a whole remains highly uncertain. If the effects of the COVID-19 outbreak on financial markets and the economy continue for an extended period of time, the Funds’ future financial and investment results may be adversely affected.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2020, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

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Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership
High Income Fund	7	58.39%
Intermediate Municipal Bond Fund	4	62.61%
Investment Grade Bond Fund	1	10.77%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	265,394	$1,063,888	1,181,562	$4,961,757
Issued in connection with the reinvestment of distributions	114,947	449,219	224,427	943,693
Redeemed	(986,738)	(3,936,894)	(1,744,701)	(7,332,092)

Net change	(606,397)	$(2,423,787)	(338,712)	$(1,426,642)

Class C
Issued from the sale of shares	29,894	$121,962	104,622	$442,064
Issued in connection with the reinvestment of distributions	14,491	56,967	40,123	169,298
Redeemed	(310,456)	(1,228,639)	(582,159)	(2,454,372)

Net change	(266,071)	$(1,049,710)	(437,414)	$(1,843,010)

Class N
Issued from the sale of shares	405,394	$1,502,080	347,075	$1,464,639
Issued in connection with the reinvestment of distributions	86,539	337,742	144,891	609,528
Redeemed	(71,474)	(281,374)	(290,834)	(1,225,972)

Net change	420,459	$1,558,448	201,132	$848,195

Class Y
Issued from the sale of shares	6,226,617	$23,949,671	5,715,875	$23,998,846
Issued in connection with the reinvestment of distributions	557,763	2,175,019	1,050,566	4,412,148
Redeemed	(12,933,715)	(47,853,335)	(5,779,231)	(24,250,953)

Net change	(6,149,335)	$(21,728,645)	987,210	$4,160,041

Increase (decrease) from capital share transactions	(6,601,344)	$(23,643,694)	412,216	$1,738,584

105 |

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	166,782	$1,753,500	172,592	$1,769,797
Issued in connection with the reinvestment of distributions	6,659	68,950	12,521	128,813
Redeemed	(96,715)	(989,249)	(59,824)	(609,217)

Net change	76,726	$833,201	125,289	$1,289,393

Class C
Issued from the sale of shares	25,917	$265,126	43,687	$451,336
Issued in connection with the reinvestment of distributions	475	4,912	967	9,940
Redeemed	(13,506)	(140,116)	(75,820)	(777,366)

Net change	12,886	$129,922	(31,166)	$(316,090)

Class Y
Issued from the sale of shares	1,059,453	$10,852,288	118,355	$1,214,783
Issued in connection with the reinvestment of distributions	6,794	70,542	14,927	153,521
Redeemed	(532,769)	(5,556,002)	(620,551)	(6,360,407)

Net change	533,478	$5,366,828	(487,269)	$(4,992,103)

Increase (decrease) from capital share transactions	623,090	$6,329,951	(393,146)	$(4,018,800)

| 106

Notes to Financial Statements (continued)

June 30, 2020 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,675,215	$121,645,654	21,746,077	$242,390,732
Issued in connection with the reinvestment of distributions	1,108,368	12,306,623	1,759,350	19,703,186
Redeemed	(10,788,878)	(121,715,254)	(22,252,474)	(248,006,281)

Net change	994,705	$12,237,023	1,252,953	$14,087,637

Class C
Issued from the sale of shares	962,822	$10,772,844	1,602,835	$17,702,080
Issued in connection with the reinvestment of distributions	220,821	2,411,261	469,346	5,182,790
Redeemed	(4,207,216)	(47,250,564)	(18,184,031)	(200,209,503)

Net change	(3,023,573)	$(34,066,459)	(16,111,850)	$(177,324,633)

Class N
Issued from the sale of shares	17,018,835	$192,360,564	30,937,052	$345,100,891
Issued in connection with the reinvestment of distributions	2,279,873	25,386,534	4,168,997	46,698,958
Redeemed	(37,658,012)	(425,890,612)	(27,365,168)	(305,705,875)

Net change	(18,359,304)	$(208,143,514)	7,740,881	$86,093,974

Class Y
Issued from the sale of shares	66,426,670	$746,923,151	75,690,305	$842,848,095
Issued in connection with the reinvestment of distributions	5,373,782	59,788,962	8,703,543	97,536,256
Redeemed	(63,218,188)	(709,318,539)	(79,477,156)	(888,490,131)

Net change	8,582,264	$97,393,574	4,916,692	$51,894,220

Admin Class
Issued from the sale of shares	874,180	$9,971,236	1,693,129	$18,816,328
Issued in connection with the reinvestment of distributions	186,370	2,060,207	297,880	3,326,874
Redeemed	(1,327,979)	(14,961,664)	(2,538,140)	(28,454,222)

Net change	(267,429)	$(2,930,221)	(547,131)	$(6,311,020)

Decrease from capital share transactions	(12,073,337)	$(135,509,597)	(2,748,455)	$(31,559,822)

107 |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant's internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)(3) Not applicable.

(b)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 24, 2020
By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	August 24, 2020